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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor	New York, NY 10153
(Address of Principal Executive Offices)	(Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Investment Funds Trust Semi Annual Report for the period ended March 31, 2010.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

March 31, 2010

Baron Funds®

Semi-Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron iOpportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9
Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11
Financial Statements
Statements of Net Assets	12
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Notes to Financial Statements	28
Financial Highlights	37
Fund Expenses	42

DEAR BARON FUNDS SHAREHOLDER:

In this report you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund (the “Funds”) for the six months ended ended March 31, 2010. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 24, 2010	Linda S. Martinson President and Chief Operating Officer May 24, 2010	Peggy Wong Treasurer and Chief Financial Officer May 24, 2010

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has five series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Retirement Income Fund, Baron International Growth Fund and Baron Real Estate Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

A description of the Funds’ proxy voting policies and procedures is available without charge on the Funds’ website, www.BaronFunds.com, or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website at www.BaronFunds.com and on the SEC’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus.

767 Fifth Avenue

NY, NY 10153

212-583-2100

Baron Asset Fund	March 31, 2010

Baron Asset Fund

Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND† IN RELATION TO THE RUSSELL MIDCAP GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	12.54%	56.37%	–3.91%	3.44%	2.23%	10.87%
Baron Asset Fund — Institutional Shares[1,2,4]	12.67%	56.66%	–3.85%	3.48%	2.25%	10.88%
Russell MidCap Growth[1]	14.88%	63.00%	–2.04%	4.27%	–1.69%	8.92%	[3]
Russell 2500[1]	14.76%	65.71%	–3.16%	4.05%	4.83%	9.72%
S&P 500[1]	11.75%	49.71%	–4.19%	1.91%	–0.67%	8.61%

*	Not annualized

[1]

The S&P 500, the Russell MidCap Growth and the Russell 2500 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general. The Russell MidCap Growth measures the performance of mid-sized companies that are classified as growth. The Russell 2500 measures the performance of small to mid-sized companies. The indexes and the Baron Asset Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]	For the period June 30, 1987 to March 31, 2010.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99.BARON

www.BaronFunds.com

©2010 All Rights Reserved

March 31, 2010	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2010

Baron Asset Fund	% of Net Assets
Charles Schwab Corp.	4.3%
DeVry, Inc.	3.3%
C.H. Robinson Worldwide, Inc.	2.9%
IDEXX Laboratories, Inc.	2.9%
Arch Capital Group, Ltd.	2.6%
Polo Ralph Lauren Corp., Cl A	2.6%
Vail Resorts, Inc.	2.5%
Eaton Vance Corp.	2.4%
Equinix, Inc.	2.3%
FactSet Research Systems, Inc.	2.3%
28.1%

SECTOR BREAKDOWN AS OF MARCH 31, 20102

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2010, Baron Asset Fund† gained 12.54%, the Russell MidCap Growth index was up 14.88% and the S&P 500 index was up 11.75%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term while using value-oriented purchase and sell disciplines.1 The Fund purchases companies that we believe have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends led by strong management teams.

Each of the sectors in which the Fund was invested contributed positively to its return. The Fund benefited most from its investments in the Consumer Discretionary, Health Care and Financials sectors. Within Consumer Discretionary, the strongest performer was education company DeVry, Inc., which gained as concerns eased over the impact of proposed regulatory changes. Vail Resorts, Inc. also performed well as the economy continued to improve. Intuitive Surgical, Inc. was the strongest performer among our Health Care investments. Intuitive developed the DaVinci robotic surgical system that allows surgeons to perform minimally invasive procedures. Use of the system has led to better medical outcomes and reduced costs. Among the Financials, real estate services company CB Richard Ellis Group, Inc. was the leading performer. The company benefited as the real estate market began to recover from the recession. SBA Communications Corp., a telecommunications services company that provides wireless tower and antenna systems, was the single best performing stock in the portfolio, benefitting from the continued strong growth in wireless services.

While we think that business trends have improved, many stock prices remain far below levels achieved two years ago. This offers significant investment opportunity, in our opinion. We think this opportunity may last for an extended period because strong demand for stock investments from investors may take a while to recover. The combination of unprecedented fiscal and monetary stimulus measures, a near-term decline in inflationary pressures and the adaptability of U.S. companies suggest to us that these companies should be well positioned when investors eventually return to the market.

We expect to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have the ability to sustain superior levels of profitability. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading stocks, we believe will allow the Fund to produce above-average rates of return over the long run.

[1]	Prior to February 15, 2007, the Fund’s strategy was also to invest primarily in small- and mid-sized growth companies.

[2]

Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “As Is” with no warranties.

†	Performance information reflects results of the Retail Shares.

Baron Growth Fund	March 31, 2010

Baron Growth Fund

Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND† IN RELATION TO THE RUSSELL 2000 GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	12.92%	54.55%	–3.35%	2.23%	5.80%	13.16%
Baron Growth Fund — Institutional Shares[1,2,3]	13.07%	54.87%	–3.28%	2.28%	5.82%	13.18%
Russell 2000 Growth[1]	12.07%	60.32%	–2.42%	3.82%	–1.53%	5.42%
Russell 2000[1]	13.07%	62.77%	–3.99%	3.36%	3.68%	8.20%
S&P 500[1]	11.75%	49.71%	–4.19%	1.91%	–0.67%	8.26%

*	Not annualized

[1]

The Russell 2000 Growth has replaced the Russell 2000 as the primary broad-based index for the Fund because the Adviser believes that the Russell 2000 Growth is more representative of the Fund's investment strategy, as the companies in that index are growth companies. The Russell 2000 remains in the table above for comparison purposes. The Russell 2000, Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies. The Russell 2000 Growth measures the performance of those Russell 2000 companies classified as growth. The S&P 500 measures the performance of larger cap equities in the stock market in general. These indexes and the Baron Growth Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

March 31, 2010	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2010

Baron Growth Fund	% of Net Assets
DeVry, Inc.	4.1%
Edwards Lifesciences Corp.	3.2%
Strayer Education, Inc.	2.9%
Community Health Systems, Inc.	2.5%
J. Crew Group, Inc.	2.4%
MSCI, Inc., Cl A	2.3%
Mettler-Toledo International, Inc.	2.2%
Dick's Sporting Goods, Inc.	2.2%
ITC Holdings Corp.	2.1%
Arch Capital Group, Ltd.	2.1%
26.0%

SECTOR BREAKDOWN AS OF MARCH 31, 20101

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund† performed well for the six months ended March 31, 2010. The Fund was up 12.92%, the Russell 2000 Growth index was up 12.07%, the Russell 2000 index was up 13.07% and the S&P 500 index was up 11.75%.

Baron Growth Fund is a long-term investor primarily in small-sized growth companies. We utilize an investment approach, through our independent research of companies, that we believe allows us to look beyond the current market environment and invest in appropriately capitalized, well-managed businesses with significant competitive advantages based upon the potential profitability of these businesses, and therefore their value in the future.

Each of the sectors in which the Fund was invested contributed positively to its return. The Fund benefited most from its investments in the Consumer Discretionary, Health Care and Energy sectors. Among Consumer Discretionary investments, education company DeVry, Inc. was the strongest performer in the sector. The company gained as concerns eased over the impact of proposed regulatory changes. J. Crew Group, Inc. also performed well as consumer spending has begun to improve. Among Health Care investments, Edwards Lifesciences Corp. and AMERIGROUP Corp. were the strongest performers. Edwards is a leading provider of heart-valve products that contribute to improved medical outcomes and lower costs. We believe AMERIGROUP Corp., a health-care benefits provider, will benefit as the new health care reform bill makes insurance available to millions of people who were previously uninsured. In the Energy sector, the Fund’s strongest performer was Denbury Resources, which engages in the development and exploration of oil and natural gas properties. Denbury acquired Encore Acquisition and has been benefiting from a strong oil market.

While we think that business trends have improved, many stock prices remain far below levels achieved two years ago. This offers significant investment opportunity, in our opinion. We think this opportunity may last for an extended period because strong demand for stock investments from investors may take a while to recover. The combination of unprecedented fiscal and monetary stimulus measures, a near-term decline in inflationary pressures and the adaptability of U.S. companies suggest to us that these companies should be well positioned when investors eventually return to the market.

We intend to continue to invest in small businesses that we believe have the potential to grow substantially in the years ahead. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above-average rates of return in the long run.

[1]

Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “As Is” with no warranties.

†	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund	March 31, 2010

Baron Small Cap Fund

Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND† IN RELATION TO THE RUSSELL 2000 GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	13.03%	54.38%	–2.87%	2.79%	4.45%	8.45%
Baron Small Cap Fund — Institutional Shares[1,2,3]	13.19%	54.69%	–2.81%	2.83%	4.47%	8.47%
Russell 2000 Growth[1]	12.07%	60.32%	–2.42%	3.82%	–1.53%	1.78%
Russell 2000[1]	13.07%	62.77%	–3.99%	3.36%	3.68%	4.61%
S&P 500[1]	11.75%	49.71%	–4.19%	1.91%	–0.67%	3.46%

*	Not annualized

[1]

The Russell 2000 Growth has replaced the Russell 2000 as the primary broad-based index for the Fund because the Adviser believes that the Russell 2000 Growth is more representative of the Fund's investment strategy, as the companies in that index are growth companies. The Russell 2000 remains in the table above for comparison purposes. The Russell 2000, Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies. The Russell 2000 Growth measures the performance of those Russell 2000 companies classified as growth. The S&P 500 measures the performance of larger cap equities in the stock market in general. These indexes and the Baron Growth Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

March 31, 2010	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2010

Baron Small Cap Fund	% of Net Assets
SBA Communications Corp., Cl A	3.0%
Equinix, Inc.	2.6%
Penn National Gaming, Inc.	2.6%
Strayer Education, Inc.	2.3%
TransDigm Group, Inc.	2.3%
Brookdale Senior Living, Inc.	2.3%
J. Crew Group, Inc.	2.1%
Waste Connections, Inc.	2.1%
Atlas Energy, Inc.	2.0%
CB Richard Ellis Group, Inc., Cl A	1.9%
23.2%

SECTOR BREAKDOWN AS OF MARCH 31, 20101

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund† performed well for the six months ended March 31, 2010. The Fund gained 13.03%, compared to 12.07% for the Russell 2000 Growth, 13.07% for the Russell 2000 and 11.75% for the S&P 500 indexes.

Baron Small Cap Fund invests primarily in small-cap growth companies. The Fund is a long-term investor in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of true value.

The Fund benefited from all sectors in which it was invested, with the Consumer Discretionary, Health Care and Financials sectors performing best. The best performing holding, however, was telecommunications services company SBA Communications Corp. The wireless tower operator continued to benefit from increasing demand for wireless services. Among the Consumer Discretionary holdings, Liberty Media Corp. was the strongest performer, benefitting from the growing value of its investment in Sirius XM Radio. J. Crew Group, Inc., was up substantially as they reported strong sales and profits and projected continued growth as the economy strengthens. In the Health Care sector, Intuitive Surgical, Inc., developer of the DaVinci robotic surgical system, was the strongest performer. Intuitive’s system enables surgeons to perform minimally invasive surgical procedures. CB Richard Ellis Group., Inc. was the strongest performer among the Fund’s Financials. The real estate services provider gained as the real estate market began to improve.

The economy began to recover from the “Great Recession” after bottoming in June, 2009. Since then, the rally has been strong because the recession turned out to be less horrific than expected. By the fourth quarter, 2009, GDP grew 5.7%. The rally continued through the first quarter, 2010, though it was interrupted by a brief but considerable correction February. Concerns that lending by Chinese banks would slow down, that debt issues in Greece could spread and affect growth in Europe, and that our political system was paralyzed and increasingly anti-business caused an 8.5% correction mid-quarter. However, as earnings and economic reports came in strong, the rally continued and lasted through quarter’s end.

Baron Small Cap’s investments fall into three categories: Growth Stocks, Fallen Angels and Special Situations. The Fund intends to continue to invest in “Growth Stocks” that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. “Fallen Angels” are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe are buying opportunities. “Special Situations” include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

[1]

Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “As Is” with no warranties.

†	Performance information reflects results of the Retail Shares.

Baron iOpportunity Fund	March 31, 2010

Baron iOpportunity Fund

Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON IOPPORTUNITY FUND† IN RELATION TO THE NASDAQ COMPOSITE, THE RUSSELL MIDCAP GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron iOpportunity Fund — Retail Shares[1,2]	13.67%	66.12%	1.63%	8.29%	2.07%	1.91%
Baron iOpportunity Fund — Institutional Shares[1,2,3]	13.84%	66.53%	1.71%	8.34%	2.10%	1.94%
NASDAQ Composite[1]	12.98%	56.87%	–0.33%	3.70%	–6.25%	–6.45%
Russell MidCap Growth[1]	14.88%	63.00%	–2.04%	4.27%	–1.69%	–1.66%
S&P 500[1]	11.75%	49.71%	–4.19%	1.91%	–0.67%	0.26%

*	Not annualized

[1]

The NASDAQ Composite, the Russell MidCap Growth and the S&P 500 are unmanaged indexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ. The S&P 500 measures the performance of larger cap equities in the stock market in general. The Russell MidCap Growth measures the performance of mid-sized companies that are classified as growth. The NASDAQ Composite is without dividends. The S&P 500, the Russell MidCap Growth and the Baron iOpportunity Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99.BARON

www.BaronFunds.com

©2010 All Rights Reserved

March 31, 2010	Baron iOpportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2010

Baron iOpportunity Fund	% of Net Assets
SBA Communications Corp., Cl A	4.4%
Equinix, Inc.	4.0%
NII Holdings, Inc.	4.0%
Apple, Inc.	3.7%
MSCI, Inc., Cl A	3.2%
American Tower Corp., Cl A	2.7%
WebMD Health Corp., Cl A	2.5%
AOL, Inc.	2.4%
Vitacost.com, Inc.	2.3%
QUALCOMM, Inc.	2.3%
31.5%

SECTOR BREAKDOWN AS OF MARCH 31, 2010 1

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron iOpportunity Fund † performed well for the six months ended March 31, 2010. The Fund gained 13.67%, compared to 11.75% for the S&P 500 and 12.98% for the NASDAQ Composite.

Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that we believe will benefit from innovations and advances in technology.

The Fund benefited from its investments in the Information Technology, Telecommunication Services and Consumer Discretionary sectors. Among the Information Technology holdings, Apple, Inc. was the strongest performer. Apple demonstrated continued strength with iPhone, iPod and computer products. The impending introduction of the new iPad also contributed to the stock’s rise. The leading holding in the Telecommunications sector was SBA Communications Corp. Continuing increases in the demand for wireless services was behind the growth of SBA’s wireless tower and infrastructure business. The Fund’s strongest holding in the Consumer Discretionary sector was priceline.com, which benefited as the economy began recovering.

While we think that business trends have improved, many stock prices remain far below levels achieved two years ago. This offers significant investment opportunity, in our opinion. We think this opportunity may last for an extended period because strong demand for stock investments from investors may take a while to recover. The combination of unprecedented fiscal and monetary stimulus measures, a near-term decline in inflationary pressures and the adaptability of U.S. companies suggest to us that these companies should be well positioned when investors eventually return to the market.

We believe that our investment process, with its focus on research and long-term investing, will enable the Fund to continue taking advantage of opportunities as they arise throughout the economic recovery. We expect to continue to invest in high-growth businesses of all market capitalizations in any sector or industry that we believe will benefit from innovations and advances in technology.

[1]

Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “As Is” with no warranties.

†	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund	March 31, 2010

Baron Fifth Avenue Growth Fund

Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND† IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2010

	Six Months*	One Year	Three Years	Five Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	11.05%	50.34%	–4.37%	2.07%	2.51%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	11.15%	50.65%	–4.31%	2.11%	2.54%
S&P 500[1]	11.75%	49.71%	–4.19%	1.91%	3.00%

*	Not annualized

[1]

The S&P 500 is an unmanaged index. The S&P 500 measures the performance of larger cap equities in the stock market in general. The index and the Baron Fifth Avenue Growth Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

March 31, 2010	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2010

Baron Fifth Avenue Growth Fund	% of Net Assets
McDonald’s Corp.	3.4%
FedEx Corp.	3.3%
American Tower Corp., Cl A	3.3%
Apple, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Toll Brothers, Inc.	3.1%
Republic Services, Inc.	3.0%
Target Corp.	3.0%
Occidental Petroleum Corp.	3.0%
Fastenal Co.	2.9%
31.2%

SECTOR BREAKDOWN AS OF MARCH 31, 20101

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund † gained 11.05% for the six months ended March 31, 2010, while the S&P 500 index was up 11.75%.

Baron Fifth Avenue Growth Fund focuses on the long-term fundamental prospects of the businesses in which it invests. This contrasts with other investors’ focus on short-term results or current earnings expectations. We believe that short-term results and the outlook for near-term earnings are often not indicative of superior longer-term prospects that can be identified through research efforts.

The Fund benefited most from its investments in the Consumer Discretionary, Industrials and Financials sectors. Among its Consumer Discretionary investments, Hyatt Hotels Corp. was the strongest performer. The company benefited from strong revenue growth in the Asia Pacific region and has been expanding in international markets, which are recovering more rapidly than the U.S. Burlington Northern was the top performing holding within the Industrials sector. Burlington, acquired by Berkshire Hathaway, is the largest railroad in the U.S. and has been benefiting as freight volumes increase along with the recovering economy. In the Financials sector, American Express turned in the strongest performance, as credit eased and consumer spending picked up.

While we think that business trends have improved, many stock prices remain far below levels achieved two years ago. This offers significant investment opportunity, in our opinion. We think this opportunity may last for an extended period because strong demand for stock investments from investors may take a while to recover. The combination of unprecedented fiscal and monetary stimulus measures, a near-term decline in inflationary pressures and the adaptability of U.S. companies suggest to us that these companies should be well positioned when investors eventually return to the market.

The Fund is positioned, in our view, in blue-chip, best-of-breed growth companies with a strong emphasis on quality to reduce risk. We believe the key to long-term stock appreciation is consistent earnings growth. We invest in those companies that are market share leaders who dominate their industry, companies with strong franchises and a strong brand name, avoiding fads and other short-term, unsustainable trends. We target companies that are the low-cost operators in their industry with, in our view, high barriers to entry. We also try to invest in growth companies that are positioned in industries that are themselves growing as opposed to industries that are stagnant or structurally challenged.

[1]

Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “As Is” with no warranties.

†	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (96.62%)
Consumer Discretionary (21.07%)
	Advertising (1.65%)
1,400,000	Lamar Advertising Co., Cl A1	$77,994,690	$48,090,000

	Apparel Retail (1.21%)
925,000	Urban Outfitters, Inc.[1]	15,117,011	35,177,750

	Apparel, Accessories & Luxury Goods (2.56%)
875,000	Polo Ralph Lauren Corp., Cl A	17,007,094	74,410,000

	Automotive Retail (0.43%)
500,000	CarMax, Inc.[1]	5,701,415	12,560,000

	Broadcasting (1.28%)
1,100,000	Discovery Communications, Inc., Cl A1	29,767,574	37,169,000

	Casinos & Gaming (1.44%)
550,000	Wynn Resorts, Ltd.	1,827,023	41,706,500

	Education Services (3.25%)
1,450,000	DeVry, Inc.	15,178,463	94,540,000

	Homebuilding (0.21%)
300,000	Toll Brothers, Inc.[1]	5,938,441	6,240,000

	Hotels, Resorts & Cruise Lines (2.16%)
850,000	Choice Hotels Intl., Inc.	4,185,563	29,588,500
850,000	Hyatt Hotels Corp., Cl A1	24,084,647	33,116,000

		28,270,210	62,704,500

	Household Appliances (0.35%)
175,000	Stanley Black & Decker, Inc.	10,328,761	10,046,750

	Internet Retail (1.05%)
120,000	priceline.com, Inc.[1]	19,562,727	30,600,000

	Leisure Facilities (2.48%)
1,800,000	Vail Resorts, Inc.[1]	35,629,472	72,162,000

	Restaurants (0.16%)
175,000	Cheesecake Factory, Inc.[1]	3,413,050	4,735,500

	Specialty Stores (2.84%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	32,637,500
1,050,000	Tiffany & Co.	33,710,690	49,864,500

		68,824,676	82,502,000

Total Consumer Discretionary		334,560,607	612,644,000

Energy (7.84%)
	Oil & Gas Drilling (1.31%)
1,000,000	Helmerich & Payne, Inc.	31,528,351	38,080,000

	Oil & Gas Equipment & Services (2.14%)
220,000	Core Laboratories N.V.[2]	30,622,516	28,776,000
415,000	SEACOR Holdings, Inc.[1]	11,811,542	33,473,900

		42,434,058	62,249,900
	Oil & Gas Exploration & Production (2.42%)
125,000	Concho Resources, Inc.[1]	5,343,750	6,295,000
725,200	Ultra Petroleum Corp.[1,2]	32,782,192	33,816,076
375,000	Whiting Petroleum Corp.[1]	26,220,923	30,315,000

		64,346,865	70,426,076
	Oil & Gas Storage & Transportation (1.97%)
2,250,000	Southern Union Co.	28,662,596	57,082,500

Total Energy		166,971,870	227,838,476

Shares		Cost	Value
Common Stocks (continued)
Financials (17.76%)
	Asset Management & Custody Banks (4.02%)
2,089,799	Eaton Vance Corp.	$54,642,489	$70,091,858
850,000	T. Rowe Price Group, Inc.	23,450,029	46,690,500

		78,092,518	116,782,358
	Insurance Brokers (0.62%)
1,000,000	Brown & Brown, Inc.	19,630,387	17,920,000

	Investment Banking & Brokerage (4.31%)
6,700,000	Charles Schwab Corp.	14,065,115	125,223,000

	Office REIT’s (1.61%)
156,500	Alexander’s, Inc.[1,5]	8,856,130	46,813,845

	Real Estate Services (1.99%)
3,650,000	CB Richard Ellis Group, Inc., Cl A1	53,391,934	57,852,500

	Reinsurance (2.62%)
1,000,000	Arch Capital Group, Ltd.[1,2]	33,841,383	76,250,000

	Specialized Finance (2.59%)
90,000	CME Group, Inc., Cl A	6,209,144	28,449,900
1,300,000	MSCI, Inc., Cl A1	39,123,416	46,930,000

		45,332,560	75,379,900

Total Financials		253,210,027	516,221,603

Health Care (16.75%)
	Health Care Distributors (1.42%)
700,000	Henry Schein, Inc.[1]	19,695,529	41,230,000
	Health Care Equipment (4.25%)
1,450,000	IDEXX Laboratories, Inc.[1]	60,164,185	83,447,500
115,000	Intuitive Surgical, Inc.[1]	13,186,811	40,034,950

		73,350,996	123,482,450
	Health Care Facilities (3.34%)
1,450,000	Community Health Systems, Inc.[1]	44,168,918	53,548,500
1,550,000	VCA Antech, Inc.[1]	50,609,901	43,446,500

		94,778,819	96,995,000
	Health Care Supplies (1.42%)
900,000	DENTSPLY International, Inc.	19,319,005	31,365,000
200,000	Gen-Probe, Inc.[1,5]	8,252,158	10,000,000

		27,571,163	41,365,000

	Life Sciences Tools & Services (6.32%)
1,025,000	Covance, Inc.[1]	59,353,059	62,924,750
550,000	Life Technologies Corp.[1]	28,292,207	28,748,500
400,000	Mettler-Toledo International, Inc.[1]	26,298,875	43,680,000
116,185	Techne Corp.	5,605,978	7,399,823
800,000	Thermo Fisher Scientific, Inc.[1]	23,037,359	41,152,000

		142,587,478	183,905,073

Total Health Care		357,983,985	486,977,523

Industrials (17.91%)
	Aerospace & Defense (0.76%)
175,000	Precision Castparts Corp.	10,695,790	22,174,250

	Air Freight & Logistics (4.60%)
1,500,000	C. H. Robinson Worldwide, Inc.	27,854,391	83,775,000
1,350,000	Expeditors International of Washington, Inc.	38,607,966	49,842,000

		66,462,357	133,617,000
	Construction & Engineering (1.19%)
175,015	AECOM Technology Corp.[1]	4,279,799	4,965,176
1,550,000	Quanta Services, Inc.[1]	39,711,495	29,698,000

		43,991,294	34,663,176

12	See Notes to Financial Statements.

March 31, 2010	Baron Asset Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (2.56%)
1,150,000	Copart, Inc.[1]	$42,059,264	$40,940,000
1,550,000	Ritchie Bros. Auctioneers, Inc.[2]	38,130,924	33,371,500

		80,190,188	74,311,500
	Environmental & Facilities Services (2.54%)
1,250,000	Covanta Holding Corp.[1]	28,928,444	20,825,000
975,000	Stericycle, Inc.[1]	28,948,289	53,137,500

		57,876,733	73,962,500

	Human Resource & Employment Services (1.05%)
1,000,000	Robert Half Intl., Inc.	972,552	30,430,000

	Research & Consulting Services (2.16%)
650,000	Equifax, Inc.	21,482,511	23,270,000
1,400,000	Verisk Analytics, Inc., Cl A1	36,299,064	39,480,000

		57,781,575	62,750,000

	Trading Companies & Distributors (3.05%)
1,400,000	Fastenal Co.	56,021,318	67,186,000
425,000	MSC Industrial Direct Co., Inc., Cl A	19,842,798	21,556,000

		75,864,116	88,742,000

Total Industrials		393,834,605	520,650,426

Information Technology (10.57%)
	Application Software (4.38%)
700,000	ANSYS, Inc.[1]	21,311,741	30,198,000
250,000	Blackboard, Inc.[1]	10,784,435	10,415,000
400,000	Citrix Systems, Inc.[1]	15,691,132	18,988,000
925,000	FactSet Research Systems, Inc.	53,842,905	67,867,250

		101,630,213	127,468,250

	Electronic Equipment & Instruments (0.82%)
850,000	FLIR Systems, Inc.[1]	18,928,164	23,970,000

	Internet Software & Services (0.96%)
1,100,000	AOL, Inc.[1]	27,928,453	27,808,000

	IT Consulting & Other Services (4.41%)
700,000	Equinix, Inc.[1,5]	56,983,955	68,138,000
2,700,000	Gartner, Inc.[1]	64,061,528	60,048,000

		121,045,483	128,186,000

Total Information Technology		269,532,313	307,432,250

Materials (1.34%)
	Metal & Glass Containers (0.28%)
300,000	Crown Holdings, Inc.[1]	8,484,333	8,088,000

	Specialty Chemicals (1.06%)
700,000	Ecolab, Inc.	23,937,958	30,765,000

Total Materials		32,422,291	38,853,000

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (3.38%)
	Wireless Telecommunication Services (3.38%)
950,000	NII Holdings, Inc.[1]	$36,099,589	$39,577,000
1,625,000	SBA Communications Corp., Cl A1	53,434,220	58,613,750

Total Telecommunication Services		89,533,809	98,190,750

Total Common Stocks		1,898,049,507	2,808,808,028

Private Equity Investments (1.39%)
Consumer Discretionary (0.72%)
	Education Services (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,4,5]	800,006	0

	Hotels, Resorts & Cruise Lines (0.72%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	52,000,000	20,800,000

Total Consumer Discretionary		52,800,006	20,800,000

Financials (0.67%)
	Asset Management & Custody Banks (0.67%)
5,600,004	Windy City Investments Holdings LLC[1,3,5]	31,960,710	19,600,012

Total Private Equity Investments		84,760,716	40,400,012

Principal Amount
Short Term Investments (1.98%)
$57,603,830	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity - $57,603,830; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value - $60,486,050)	57,603,830	57,603,830

Total Investments (99.99%)		$2,040,414,053	2,906,811,870

Cash And Other Assets Less Liabilities (0.01%)			321,629

Net Assets			$2,907,133,499

Retail Shares (Equivalent to $49.09 per share based on 54,941,872 shares outstanding)			$2,696,828,199

Institutional Shares (Equivalent to $49.18 per share based on 4,276,180 shares outstanding)			$210,305,300

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $40,400,012 or 1.39% of Net Assets. None of these securities are deemed liquid. See Note 6.
[4]	See Note 9 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Financial Statements.	13

Baron Growth Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (96.54%)
Consumer Discretionary (26.78%)
	Advertising (0.48%)
825,000	Lamar Advertising Co., Cl A1	$10,621,218	$28,338,750

	Apparel Retail (2.35%)
3,000,000	J. Crew Group, Inc.[1]	94,519,543	137,700,000

	Apparel, Accessories & Luxury Goods (1.01%)
2,000,000	Under Armour, Inc., Cl A1	71,885,777	58,820,000

	Automotive Retail (0.58%)
650,000	CarMax, Inc.[1]	6,333,646	16,328,000
1,200,000	Penske Automotive Group, Inc.[1]	21,641,742	17,304,000

		27,975,388	33,632,000

	Casinos & Gaming (1.30%)
2,725,000	Penn National Gaming, Inc.[1]	76,692,993	75,755,000

	Distributors (1.89%)
5,450,010	LKQ Corp.[1]	75,949,765	110,635,203

	Education Services (8.14%)
4,667,005	Anhanguera Educacional Participacoes SA1,2	61,955,342	67,681,873
3,650,000	DeVry, Inc.[4]	61,225,398	237,980,000
700,000	Strayer Education, Inc.[4]	57,859,739	170,464,000

		181,040,479	476,125,873

	Home Furnishings (0.56%)
600,000	Mohawk Industries, Inc.[1]	17,060,811	32,628,000

	Home Improvement Retail (0.18%)
390,666	Lumber Liquidators Holdings, Inc.[1]	9,643,873	10,419,062

	Hotels, Resorts & Cruise Lines (1.79%)
3,000,000	Choice Hotels Intl., Inc.[4]	74,119,736	104,430,000

	Internet Retail (0.75%)
800,000	Blue Nile, Inc.[1,4]	23,190,333	44,016,000

	Leisure Facilities (1.30%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	76,171,000

	Publishing (2.18%)
750,000	Interactive Data Corp.	17,054,327	24,000,000
2,154,552	Morningstar, Inc.[1]	62,871,270	103,612,406

		79,925,597	127,612,406

	Restaurants (2.04%)
550,000	Cheesecake Factory, Inc.[1]	10,914,838	14,883,000
950,000	Panera Bread Co., Cl A1	36,153,944	72,665,500
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	31,720,000

		65,631,555	119,268,500

	Specialty Stores (2.23%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	130,550,000

Total Consumer Discretionary		946,022,552	1,566,101,794

Consumer Staples (6.90%)
	Food Retail (1.08%)
1,750,000	Whole Foods Market, Inc.[1]	18,262,138	63,262,500

	Household Products (1.72%)
1,500,000	Church & Dwight Co., Inc.	55,187,334	100,425,000

	Packaged Foods & Meats (4.10%)
1,041,865	Diamond Foods, Inc.	38,018,921	43,800,005
4,275,000	Dole Food Co., Inc.[1]	52,309,279	50,658,750
1,400,000	Ralcorp Holdings, Inc.[1]	53,671,573	94,892,000
200,000	Seneca Foods Corp., Cl A1	4,400,000	5,824,000
1,020,398	TreeHouse Foods, Inc.[1]	38,014,511	44,764,860

		186,414,284	239,939,615

Total Consumer Staples		259,863,756	403,627,115

Shares		Cost	Value
Common Stocks (continued)
Energy (10.79%)
	Oil & Gas Drilling (0.78%)
1,200,000	Helmerich & Payne, Inc.	$27,232,555	$45,696,000

	Oil & Gas Equipment & Services (4.26%)
390,385	CARBO Ceramics, Inc.	25,491,237	24,336,601
694,136	Core Laboratories N.V.[2]	43,036,240	90,792,989
700,000	FMC Technologies, Inc.[1]	6,918,140	45,241,000
1,100,000	SEACOR Holdings, Inc.[1]	79,415,883	88,726,000

		154,861,500	249,096,590

	Oil & Gas Exploration & Production (4.19%)
300,000	Atlas Energy, Inc.	7,280,475	9,336,000
1,300,000	Brigham Exploration Co.[1]	18,719,867	20,735,000
775,463	Concho Resources, Inc.[1]	22,257,149	39,052,316
6,500,000	Denbury Resources, Inc. (formerly Encore Acquisition Co.)[1]	44,854,237	109,655,000
450,000	Range Resources Corp.	7,615,538	21,091,500
1,300,000	St. Mary Land & Exploration Co.	45,183,322	45,253,000

		145,910,588	245,122,816

	Oil & Gas Storage & Transportation (1.56%)
3,600,000	Southern Union Co.	48,544,865	91,332,000

Total Energy		376,549,508	631,247,406

Financials (11.41%)
	Asset Management & Custody Banks (1.41%)
500,000	Cohen & Steers, Inc.	6,508,019	12,480,000
1,750,000	Eaton Vance Corp.	31,702,091	58,695,000
679,713	Financial Engines, Inc.[1]	10,035,555	11,487,150

		48,245,665	82,662,150

	Investment Banking & Brokerage (0.79%)
100,000	Greenhill & Co., Inc.	7,584,625	8,209,000
1,600,000	Jefferies Group, Inc.	16,252,775	37,872,000

		23,837,400	46,081,000

	Office REIT’s (0.99%)
135,500	Alexander’s, Inc.[1,5]	28,639,989	40,532,115
1,125,000	Douglas Emmett, Inc.	9,868,662	17,291,250

		38,508,651	57,823,365

	Real Estate Services (0.43%)
1,600,000	CB Richard Ellis Group, Inc., Cl A1	10,020,868	25,360,000

	Regional Banks (0.42%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5	25,000,000	24,750,000

	Reinsurance (2.09%)
1,600,000	Arch Capital Group, Ltd.[1,2]	49,270,621	122,000,000

	Residential REIT’s (0.23%)
482,624	American Campus Communities, Inc.	12,964,136	13,349,380

	Specialized Finance (3.46%)
600,000	Interactive Brokers Group, Inc., Cl A1	10,417,843	9,690,000
3,771,933	MSCI, Inc., Cl A1	82,675,301	136,166,781
2,500,000	RiskMetrics Group, Inc.[1,5]	52,397,200	56,525,000

		145,490,344	202,381,781

	Specialized REIT’s (1.59%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	52,390,000
750,000	Digital Realty Trust, Inc.[5]	26,268,348	40,650,000

		55,937,869	93,040,000

Total Financials		409,275,554	667,447,676

14	See Notes to Financial Statements.

March 31, 2010	Baron Growth Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (continued)
Health Care (16.76%)
	Health Care Equipment (4.42%)
1,900,000	Edwards Lifesciences Corp.[1]	$56,091,585	$187,872,000
1,225,000	IDEXX Laboratories, Inc.[1]	41,842,292	70,498,750

		97,933,877	258,370,750

	Health Care Facilities (3.77%)
3,900,000	Community Health Systems, Inc.[1]	78,526,524	144,027,000
18,081	Skilled Healthcare Group, Inc., Cl A1	240,704	111,560
1,225,000	Sun Healthcare Group, Inc.[1]	15,069,241	11,686,500
2,300,000	VCA Antech, Inc.[1]	64,291,084	64,469,000

		158,127,553	220,294,060

	Health Care Services (0.74%)
600,000	Chemed Corp.	21,302,479	32,628,000
365,224	Emdeon, Inc., Cl A1	5,979,955	6,033,500
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	4,388,750

		29,344,934	43,050,250

	Health Care Supplies (1.14%)
1,250,000	Gen-Probe, Inc.[1,5]	52,371,957	62,500,000
175,000	Neogen Corp.[1]	3,887,774	4,392,500

		56,259,731	66,892,500

	Life Sciences Tools & Services (5.20%)
1,500,000	Charles River Laboratories Intl., Inc.[1]	42,175,435	58,965,000
950,000	Covance, Inc.[1]	35,390,334	58,320,500
1,200,000	Mettler-Toledo International, Inc.[1]	73,415,860	131,040,000
880,943	Techne Corp.	46,631,249	56,107,260

		197,612,878	304,432,760

	Managed Health Care (1.49%)
2,625,000	AMERIGROUP Corp.[1,4]	45,833,394	87,255,000

Total Health Care		585,112,367	980,295,320

Industrials (10.52%)
	Aerospace & Defense (0.25%)
525,000	Stanley, Inc.[1]	13,496,743	14,852,250

	Construction & Engineering (1.70%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	99,295,000

	Diversified Support Services (2.88%)
2,725,000	Copart, Inc.[1]	69,029,357	97,010,000
3,320,227	Ritchie Bros. Auctioneers, Inc.[2]	76,748,114	71,484,487

		145,777,471	168,494,487

	Electrical Components & Equipment (0.68%)
2,853,332	Generac Holdings, Inc.[1]	37,476,962	39,975,182

	Environmental & Facilities Services (1.18%)
3,000,000	Tetra Tech, Inc.[1]	75,236,725	69,120,000

	Industrial Machinery (0.71%)
500,000	Valmont Industries, Inc.	40,979,514	41,415,000

	Railroads (1.17%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	68,240,000

	Research & Consulting Services (1.13%)
925,000	CoStar Group, Inc.[1]	39,770,735	38,406,000
400,000	IHS, Inc., Cl A1	16,387,387	21,388,000
600,000	Mistras Group, Inc.[1]	7,563,468	5,994,000

		63,721,590	65,788,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trading Companies & Distributors (0.48%)
550,000	MSC Industrial Direct Co., Inc., Cl A	$19,616,237	$27,896,000

	Trucking (0.34%)
475,000	Landstar System, Inc.	11,073,375	19,940,500

Total Industrials		518,598,345	615,016,419

Information Technology (10.17%)
	Application Software (5.73%)
700,000	Advent Software, Inc.[1]	26,532,888	31,325,000
2,250,000	ANSYS, Inc.[1]	54,764,729	97,065,000
725,000	Blackboard, Inc.[1]	29,564,698	30,203,500
1,100,000	Concur Technologies, Inc.[1]	24,703,047	45,111,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	119,959,950
750,000	SS&C Technologies Holdings, Inc.[1]	11,695,901	11,310,000

		229,697,896	334,974,450

	Internet Software & Services (1.19%)
1,500,000	WebMD Health Corp., Cl A1	44,434,390	69,570,000

	IT Consulting & Other Services (3.25%)
1,029,268	Equinix, Inc.[1,5]	33,364,684	100,188,947
3,000,000	Gartner, Inc.[1]	49,076,692	66,720,000
800,000	Telvent GIT SA2	26,183,517	23,008,000

		108,624,893	189,916,947

Total Information Technology		382,757,179	594,461,397

Telecommunication Services (1.09%)
	Wireless Telecommunication Services (1.09%)
1,765,015	SBA Communications Corp., Cl A1	7,768,187	63,664,091

Utilities (2.12%)
	Electric Utilities (2.12%)
2,250,000	ITC Holdings Corp.	69,934,400	123,750,000

Total Common Stocks		3,555,881,848	5,645,611,218

Private Equity Investments (0.62%)
Consumer Discretionary (0.51%)
	Hotels, Resorts & Cruise Lines (0.51%)
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	74,000,000	29,600,000

Financials (0.11%)
	Asset Management & Custody Banks (0.11%)
1,885,000	Windy City Investments Holdings LLC[1,3,5]	7,748,686	6,597,500

Total Private Equity Investments		81,748,686	36,197,500

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5]	$0	$533,618

Principal Amount
Convertible Bonds (0.07%)
Consumer Discretionary (0.07%)
	Automotive Retail (0.07%)
$4,100,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[5]	3,095,534	4,110,250

Corporate Bonds (0.43%)
Consumer Discretionary (0.43%)
	Casinos & Gaming (0.43%)
23,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[5]	23,694,000	23,753,235
1,050,000	Wynn Las Vegas, LLC, AK1, 6.625% due 12/01/2014[5]	1,050,000	1,052,625

Total Corporate Bonds		24,744,000	24,805,860

Principal Amount		Cost	Value
Short Term Investments (2.45%)
$143,545,904	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity - $143,545,904; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value - $150,727,575)	$143,545,904	$143,545,904

Total Investments (100.12%)		$3,809,015,972	5,854,804,350

Liabilities Less Cash and Other Assets (-0.12%)			(6,800,893)

Net Assets			$5,848,003,457

Retail Shares (Equivalent to $44.03 per share based on 119,658,497 shares outstanding)			$5,269,108,790

Institutional Shares (Equivalent to $44.12 per share based on 13,120,009 shares outstanding)			$578,894,667

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $36,197,500 or 0.62% of Net Assets. None of these securities are deemed liquid. See Note 6.
[4]	See Note 9 regarding “Affiliated” Companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.42% of Net Assets.

16	See Notes to Financial Statements.

March 31, 2010	Baron Small Cap Fund

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (93.86%)
Consumer Discretionary (22.28%)
	Advertising (1.29%)
13,700	Lamar Advertising Co., Cl A1	$372,444	$470,595
2,400,000	National CineMedia, Inc.[4]	51,159,417	41,424,000

		51,531,861	41,894,595

	Apparel Retail (2.99%)
1,500,000	J. Crew Group, Inc.[1]	38,699,118	68,850,000
750,000	Urban Outfitters, Inc.[1]	10,990,210	28,522,500

		49,689,328	97,372,500

	Apparel, Accessories & Luxury Goods (3.46%)
1,400,000	Fossil, Inc.[1]	35,450,187	52,836,000
3,900,000	Iconix Brand Group, Inc.[1,4,5]	62,609,371	59,904,000

		98,059,558	112,740,000

	Casinos & Gaming (3.49%)
3,000,000	Penn National Gaming, Inc.[1]	78,320,732	83,400,000
400,000	Wynn Resorts, Ltd.	4,213,528	30,332,000

		82,534,260	113,732,000

	Computer & Electronics Retail (1.16%)
1,500,000	hhgregg, Inc.[1]	25,839,828	37,860,000

	Education Services (3.77%)
325,000	American Public Education, Inc.[1]	9,560,840	15,145,000
350,000	Capella Education Co.[1]	12,268,802	32,494,000
308,808	Strayer Education, Inc.	27,539,086	75,200,924

		49,368,728	122,839,924

	Hotels, Resorts & Cruise Lines (1.74%)
650,000	Gaylord Entertainment Co.[1]	18,665,588	19,038,500
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	9,730,800
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	28,000,000

		113,725,185	56,769,300

	Internet Retail (0.52%)
1,400,000	Vitacost.com, Inc.[1,4]	15,072,600	16,870,000

	Movies & Entertainment (1.78%)
1,500,000	Liberty Media Corp. - Capital, Series A1	24,179,194	54,555,000
200,000	World Wrestling Entertainment, Inc.	3,474,006	3,460,000

		27,653,200	58,015,000

	Restaurants (2.08%)
1,100,000	Cheesecake Factory, Inc.[1]	22,133,072	29,766,000
2,750,000	Texas Roadhouse, Inc., Cl A1	32,180,211	38,197,500

		54,313,283	67,963,500

Total Consumer Discretionary		567,787,831	726,056,819

Consumer Staples (0.62%)
	Soft Drinks (0.62%)
3,500,000	Heckmann Corp.[1]	27,464,082	20,300,000

Energy (6.36%)
	Oil & Gas Equipment & Services (1.53%)
300,000	Core Laboratories N.V.[2]	23,095,109	39,240,000
500,000	PHI, Inc.[1]	12,651,948	10,590,000

		35,747,057	49,830,000

Shares		Cost	Value
Common Stocks (continued)
Energy (continued)
	Oil & Gas Exploration & Production (4.83%)
2,100,000	Atlas Energy, Inc.	$52,756,519	$65,352,000
2,000,000	Brigham Exploration Co.[1]	21,988,814	31,900,000
859,443	Concho Resources, Inc.[1]	24,277,012	43,281,549
1,100,000	GeoResources, Inc.[1,4]	12,042,365	16,797,000

		111,064,710	157,330,549

Total Energy		146,811,767	207,160,549

Financials (9.31%)
	Asset Management & Custody Banks (0.59%)
1,129,311	Financial Engines, Inc.[1]	17,448,425	19,085,356

	Office REIT’s (1.58%)
900,000	SL Green Realty Corp.	21,662,990	51,543,000

	Real Estate Services (1.95%)
4,000,000	CB Richard Ellis Group, Inc., Cl A1	29,479,791	63,400,000

	Regional Banks (0.76%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5	25,000,000	24,750,000

	Reinsurance (0.47%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	15,250,000

	Specialized Finance (1.45%)
912,000	MSCI, Inc., Cl A1	19,063,408	32,923,200
638,200	RiskMetrics Group, Inc.[1,5]	10,950,514	14,429,702

		30,013,922	47,352,902

	Specialized REIT’s (2.51%)
901,862	Chesapeake Lodging Trust[1,3,4,5]	16,955,005	17,207,527
1,000,000	Digital Realty Trust, Inc.[5]	35,600,658	54,200,000
500,000	Pebblebrook Hotel Trust[1]	10,006,444	10,515,000

		62,562,107	81,922,527

Total Financials		191,683,201	303,303,785

Health Care (16.16%)
	Health Care Equipment (4.54%)
900,000	IDEXX Laboratories, Inc.[1]	29,711,915	51,795,000
175,000	Intuitive Surgical, Inc.[1]	2,537,500	60,922,750
1,325,000	Masimo Corp.[1]	30,033,725	35,178,750

		62,283,140	147,896,500

	Health Care Facilities (3.45%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	73,946,500
1,525,000	Emeritus Corp.[1]	46,025,139	31,033,750
1,222,534	Skilled Healthcare Group, Inc., Cl A1	15,855,117	7,543,035

		130,277,075	112,523,285

	Health Care Services (0.38%)
244,300	HMS Holdings Corp.[1]	11,300,122	12,456,857

	Health Care Supplies (3.38%)
750,000	Gen-Probe, Inc.[1,5]	31,517,367	37,500,000
1,500,000	Immucor, Inc.[1]	16,581,987	33,585,000
1,000,000	Inverness Medical Innovations, Inc.[1]	42,391,327	38,950,000

		90,490,681	110,035,000

	Health Care Technology (0.79%)
700,000	athenahealth, Inc.[1]	26,682,127	25,592,000

	Life Sciences Tools & Services (3.62%)
900,000	Covance, Inc.[1]	33,410,943	55,251,000
575,000	Mettler-Toledo International, Inc.[1]	36,666,021	62,790,000

		70,076,964	118,041,000

Total Health Care		391,110,109	526,544,642

See Notes to Financial Statements.	17

Baron Small Cap Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (continued)
Industrials (20.36%)
	Aerospace & Defense (3.45%)
1,350,000	Stanley, Inc.[1,4]	$27,051,566	$38,191,500
1,400,000	TransDigm Group, Inc.[1]	36,859,086	74,256,000

		63,910,652	112,447,500

	Construction & Engineering (1.82%)
1,200,000	AECOM Technology Corp.[1]	29,450,937	34,044,000
1,400,000	Orion Marine Group, Inc.[1,4]	20,411,939	25,270,000

		49,862,876	59,314,000

	Construction & Farm Machinery & Heavy Trucks (1.10%)
850,000	Wabtec Corp.	28,351,569	35,802,000

	Diversified Support Services (1.32%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	37,985,919	43,060,000

	Environmental & Facilities Services (6.54%)
944,800	Clean Harbors, Inc.[1]	51,071,759	52,493,088
3,450,000	Covanta Holding Corp.[1]	52,983,673	57,477,000
1,000,000	EnergySolutions, Inc.	12,347,252	6,430,000
350,000	Team, Inc.[1]	6,431,398	5,806,500
1,000,000	Tetra Tech, Inc.[1]	25,773,708	23,040,000
2,000,010	Waste Connections, Inc.[1]	54,338,658	67,920,339

		202,946,448	213,166,927

	Human Resource & Employment Services (1.24%)
850,000	Towers Watson & Co., Cl A (formerly Watson Wyatt Worldwide, Inc., Cl A)	33,744,465	40,375,000

	Industrial Machinery (2.30%)
1,100,000	Graco, Inc.	25,662,211	35,200,000
400,000	Kaydon Corp.	17,466,686	15,040,000
150,000	Nordson Corp.	8,539,569	10,188,000
175,000	Valmont Industries, Inc.	12,702,301	14,495,250

		64,370,767	74,923,250

	Railroads (1.29%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	30,708,000
954,854	RailAmerica, Inc.[1]	13,006,472	11,267,277

		36,198,670	41,975,277

	Research & Consulting Services (1.30%)
1,250,000	Huron Consulting Group, Inc.[1,4]	40,540,236	25,375,000
1,695,433	Mistras Group, Inc.[1,4]	20,160,569	16,937,376

		60,700,805	42,312,376

Total Industrials		578,072,171	663,376,330

Information Technology (11.12%)
	Application Software (1.48%)
600,000	Advent Software, Inc.[1]	16,654,197	26,850,000
650,001	Ultimate Software Group, Inc.[1]	14,157,645	21,417,533

		30,811,842	48,267,533

	Computer Hardware (0.85%)
2,000,000	NCR Corp.[1]	25,201,002	27,600,000

	Electronic Equipment & Instruments (2.08%)
1,750,000	FLIR Systems, Inc.[1]	11,668,716	49,350,000
550,000	National Instruments Corp.	15,208,560	18,342,500

		26,877,276	67,692,500

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (1.06%)
857,550	AOL, Inc.[1]	$20,131,382	$21,678,864
1,250,000	SkillSoft PLC, ADR[1,2]	8,698,982	12,900,000

		28,830,364	34,578,864

	IT Consulting & Other Services (5.03%)
875,000	Equinix, Inc.[1,5]	55,025,037	85,172,500
2,250,000	Gartner, Inc.[1]	41,942,703	50,040,000
1,000,000	Telvent GIT SA2	33,049,366	28,760,000

		130,017,106	163,972,500

	Semiconductor Equipment (0.62%)
1,000,000	Rubicon Technology, Inc.[1]	13,703,720	20,200,000

Total Information Technology		255,441,310	362,311,397

Materials (2.46%)
	Construction Materials (0.53%)
650,000	Eagle Materials, Inc.	11,324,466	17,251,000

	Diversified Metals & Mining (1.18%)
3,451,398	Globe Specialty Metals, Inc.[1]	36,175,618	38,621,144

	Specialty Chemicals (0.75%)
1,000,000	Nalco Holding Co.	17,014,844	24,330,000

Total Materials		64,514,928	80,202,144

Telecommunication Services (4.81%)
	Wireless Telecommunication Services (4.81%)
1,350,000	American Tower Corp., Cl A1	4,769,656	57,523,500
2,750,000	SBA Communications Corp., Cl A1	26,849,042	99,192,500

Total Telecommunication Services		31,618,698	156,716,000

Utilities (0.38%)
	Electric Utilities (0.38%)
225,000	ITC Holdings Corp.	9,427,959	12,375,000

Total Common Stocks		2,263,932,056	3,058,346,666

Private Equity Investments (0.43%)
Consumer Discretionary (0.43%)
	Hotels, Resorts & Cruise Lines (0.43%)
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	35,000,000	14,000,000

Warrants (0.01%)
Consumer Discretionary (0.00%)
	Apparel Retail (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants, Exp 07/02/2010[1,3]	49,000	0

Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5]	0	533,618

Total Warrants		49,000	533,618

18	See Notes to Financial Statements.

March 31, 2010	Baron Small Cap Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Principal Amount		Cost	Value
Short Term Investments (5.62%)
$183,027,425	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity - $183,027,425; (Fully collateralized by U.S. Treasury Note, 3.875% due 05/15/2018; Market value - $52,000,000 and U.S. Treasury Note, 3.625% due 08/15/2019; Market value - $51,480,000 and U.S. Treasury Note, 3.25% due 03/31/2017; Market value - $84,465,550 and U.S. Treasury Note, 1.375% due 01/15/2013; Market value - $4,234,388)	$183,027,425	$183,027,425

Total Investments (99.92%)		$2,482,008,481	3,255,907,709

Cash And Other Assets Less Liabilities (0.08%)			2,594,037

Net Assets			$3,258,501,746

Retail Shares (Equivalent to $20.30 per share based on 150,314,172 shares outstanding)			$3,051,627,521

Institutional Shares (Equivalent to $20.34 per share based on 10,170,333 shares outstanding)			$206,874,225

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $31,207,527 or 0.96% of Net Assets. $17,207,527 or 0.53% of Net Assets are deemed liquid. See Note 6.
[4]	See Note 9 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.76% of Net Assets.

See Notes to Financial Statements.	19

Baron iOpportunity Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (96.87%)
Consumer Discretionary (15.22%)
	Advertising (2.19%)
129,500	Lamar Advertising Co., Cl A1	$4,176,046	$4,448,325

	Broadcasting (2.03%)
121,500	Discovery Communications, Inc., Cl A1	2,891,339	4,105,485

	Education Services (1.31%)
10,900	Strayer Education, Inc.	1,981,897	2,654,368

	Internet Retail (9.69%)
32,500	Amazon.com, Inc.[1]	2,852,089	4,411,225
35,100	Blue Nile, Inc.[1]	1,510,608	1,931,202
565,000	drugstore.com, Inc.[1]	1,543,515	2,017,050
121,500	Expedia, Inc.	2,965,746	3,032,640
14,000	priceline.com, Inc.[1]	2,322,447	3,570,000
387,062	Vitacost.com, Inc.[1]	4,071,959	4,664,097

		15,266,364	19,626,214

Total Consumer Discretionary		24,315,646	30,834,392

Financials (8.21%)
	Asset Management & Custody Banks (1.17%)
139,711	Financial Engines, Inc.[1]	2,016,831	2,361,116

	Investment Banking & Brokerage (1.90%)
206,000	Charles Schwab Corp.	2,292,596	3,850,140

	Specialized Finance (4.15%)
115,000	Interactive Brokers Group, Inc., Cl A1	2,030,134	1,857,250
181,600	MSCI, Inc., Cl A1	4,632,247	6,555,760

		6,662,381	8,413,010

	Specialized REIT’s (0.99%)
37,000	Digital Realty Trust, Inc.[4]	1,285,580	2,005,400

Total Financials		12,257,388	16,629,666

Health Care (6.26%)
	Health Care Equipment (2.72%)
14,000	Edwards Lifesciences Corp.[1]	1,229,683	1,384,320
5,500	Intuitive Surgical, Inc.[1]	741,040	1,914,715
83,000	Masimo Corp.[1]	2,200,441	2,203,650

		4,171,164	5,502,685

	Health Care Services (1.06%)
820,000	Clarient, Inc.[1]	2,588,867	2,148,400

	Health Care Supplies (1.13%)
58,500	Inverness Medical Innovations, Inc.[1]	1,660,567	2,278,575

	Health Care Technology (1.35%)
75,000	athenahealth, Inc.[1]	2,947,116	2,742,000

Total Health Care		11,367,714	12,671,660

Industrials (4.98%)
	Diversified Support Services (0.95%)
65,000	EnerNOC, Inc.[1]	438,443	1,929,200

	Environmental & Facilities Services (1.34%)
117,500	Tetra Tech, Inc.[1]	2,763,437	2,707,200

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (2.69%)
55,000	CoStar Group, Inc.[1]	$1,702,402	$2,283,600
59,000	IHS, Inc., Cl A1	2,464,761	3,154,730

		4,167,163	5,438,330

Total Industrials		7,369,043	10,074,730

Information Technology (49.82%)
	Application Software (13.82%)
51,000	Advent Software, Inc.[1]	1,836,679	2,282,250
83,866	ANSYS, Inc.[1]	2,095,769	3,617,979
47,000	Blackboard, Inc.[1]	1,863,155	1,958,020
82,000	Citrix Systems, Inc.[1]	2,842,547	3,892,540
48,000	Concur Technologies, Inc.[1]	1,104,464	1,968,480
53,500	FactSet Research Systems, Inc.	3,222,545	3,925,295
57,500	Informatica Corp.[1]	1,387,775	1,544,450
99,500	Net 1 UEPS Technologies, Inc.[1]	1,472,892	1,829,805
186,500	Nuance Communications, Inc.[1]	2,412,099	3,103,360
53,500	Solera Holdings, Inc.	1,236,471	2,067,775
120,000	SS&C Technologies Holdings, Inc.[1]	1,857,590	1,809,600

		21,331,986	27,999,554

	Communications Equipment (4.32%)
150,000	Calix, Inc.[1]	1,950,000	2,017,500
110,000	QUALCOMM, Inc.	4,311,446	4,618,900
28,500	Research in Motion, Ltd.[1,2]	842,465	2,107,575

		7,103,911	8,743,975

	Computer Hardware (3.74%)
32,250	Apple, Inc.[1]	1,676,378	7,576,492

	Data Processing & Outsourced Services (1.04%)
119,000	CyberSource Corp.[1]	1,946,820	2,099,160

	Electronic Components (1.01%)
35,000	Dolby Laboratories, Inc., Cl A1	2,000,642	2,053,450

	Home Entertainment Software (1.67%)
280,000	Activision Blizzard, Inc.	2,145,823	3,376,800

	Internet Software & Services (13.61%)
190,500	AOL, Inc.[1]	4,911,317	4,815,840
115,000	eBay, Inc.[1]	2,671,563	3,099,250
7,883	Google, Inc., Cl A1	2,421,767	4,469,740
148,000	GSI Commerce, Inc.[1]	2,392,983	4,095,160
760,000	TechTarget, Inc.[1]	3,197,097	3,974,800
35,000	VistaPrint N.V.[1,2]	1,394,330	2,003,750
110,396	WebMD Health Corp., Cl A1	2,581,925	5,120,166

		19,570,982	27,578,706

	IT Consulting & Other Services (6.22%)
84,000	Equinix, Inc.[1,4]	3,059,350	8,176,560
198,644	Gartner, Inc.[1]	3,120,209	4,417,843

		6,179,559	12,594,403

	Systems Software (4.39%)
104,000	Microsoft Corp.	2,142,438	3,044,080
45,500	Totvs SA2	1,814,225	2,865,322
56,000	VMware, Inc., Cl A1	1,871,379	2,984,800

		5,828,042	8,894,202

Total Information Technology		67,784,143	100,916,742

20	See Notes to Financial Statements.

March 31, 2010	Baron iOpportunity Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (12.38%)
	Alternative Carriers (1.27%)
142,000	tw telecom, Inc.[1]	$1,806,658	$2,577,300

	Wireless Telecommunication Services (11.11%)
127,000	American Tower Corp., Cl A1	1,521,295	5,411,470
195,500	NII Holdings, Inc.[1]	10,099,272	8,144,530
248,000	SBA Communications Corp., Cl A1	4,804,041	8,945,360

		16,424,608	22,501,360

Total Telecommunication Services		18,231,266	25,078,660

Total Common Stocks		141,325,200	196,205,850

Warrants (0.00%)
Information Technology (0.00%)
	Communications Equipment (0.00%)
200,000	Loudeye Corp. Warrants, Exp 12/23/2010[1,3]	0	0

Principal Amount		Cost	Value
Short Term Investments (4.13%)
$8,375,467	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity - $8,375,467; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value - $8,795,800)	$8,375,467	$8,375,467

Total Investments (101.00%)		$149,700,667	204,581,317

Liabilities Less Cash and Other Assets (-1.00%)			(2,030,689)

Net Assets			$202,550,628

Retail Shares (Equivalent to $12.06 per share based on 15,572,085 shares outstanding)			$187,749,388

Institutional Shares (Equivalent to $12.08 per share based on 1,224,873 shares outstanding)			$14,801,240

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2010, the market value of restricted and fair valued securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid. See Note 6.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Financial Statements.	21

Baron Fifth Avenue Growth Fund	March 31, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (98.11%)
Consumer Discretionary (22.16%)
	Broadcasting (1.70%)
23,000	Discovery Communications, Inc., Cl A1	$736,361	$777,170

	Department Stores (1.08%)
9,000	Kohl’s Corp.[1]	393,793	493,020

	General Merchandise Stores (2.99%)
26,000	Target Corp.	1,126,363	1,367,600

	Home Improvement Retail (2.83%)
40,000	Home Depot, Inc.	1,335,816	1,294,000

	Homebuilding (5.23%)
87,000	PulteGroup, Inc. (formerly Pulte Homes, Inc.)[1]	901,283	978,750
68,000	Toll Brothers, Inc.[1]	1,280,674	1,414,400

		2,181,957	2,393,150

	Hotels, Resorts & Cruise Lines (2.90%)
34,000	Hyatt Hotels Corp., Cl A1	937,082	1,324,640

	Internet Retail (2.08%)
7,000	Amazon.com, Inc.[1]	677,477	950,110

	Restaurants (3.35%)
23,000	McDonald’s Corp.	1,372,493	1,534,560

Total Consumer Discretionary		8,761,342	10,134,250

Consumer Staples (4.35%)
	Distillers & Vintners (1.48%)
10,000	Diageo plc, ADR[2]	659,523	674,500

	Hypermarkets & Super Centers (2.87%)
22,000	Costco Wholesale Corp.	1,114,485	1,313,620

Total Consumer Staples		1,774,008	1,988,120

Energy (5.60%)
	Integrated Oil & Gas (2.96%)
16,000	Occidental Petroleum Corp.	1,272,932	1,352,640

	Oil & Gas Drilling (2.64%)
14,000	Transocean, Ltd.[1,2]	951,539	1,209,320

Total Energy		2,224,471	2,561,960

Financials (18.77%)
	Consumer Finance (2.80%)
31,000	American Express Co.	1,131,816	1,279,060

	Diversified Banks (2.92%)
43,000	Wells Fargo & Company	1,257,481	1,338,160

	Investment Banking & Brokerage (3.48%)
24,000	Charles Schwab Corp.	216,743	448,560
6,700	Goldman Sachs Group, Inc.	989,784	1,143,221

		1,206,527	1,591,781

	Other Diversified Financial Services (3.13%)
32,000	JPMorgan Chase & Co.	1,054,598	1,432,000

	Property & Casualty Insurance (2.93%)
11	Berkshire Hathaway, Inc., Cl A1	857,067	1,339,800

	Real Estate Services (1.18%)
34,000	CB Richard Ellis Group, Inc., Cl A1	385,548	538,900

	Reinsurance (2.33%)
14,000	Arch Capital Group, Ltd.[1,2]	962,300	1,067,500

Total Financials		6,855,337	8,587,201

Shares		Cost	Value
Common Stocks (continued)
Health Care (7.96%)
	Health Care Facilities (2.42%)
30,000	Community Health Systems, Inc.[1]	$1,137,844	$1,107,900

	Life Sciences Tools & Services (3.06%)
13,000	Life Technologies Corp.[1]	682,317	679,510
14,000	Thermo Fisher Scientific, Inc.[1]	756,120	720,160

		1,438,437	1,399,670

	Pharmaceuticals (2.48%)
18,000	Teva Pharmaceutical Industries Ltd., ADR[2]	1,112,849	1,135,440

Total Health Care		3,689,130	3,643,010

Industrials (11.63%)
	Air Freight & Logistics (3.27%)
16,000	FedEx Corp.	1,358,371	1,494,400

	Environmental & Facilities Services (3.05%)
48,000	Republic Services, Inc.	1,065,250	1,392,960

	Industrial Conglomerates (2.37%)
13,000	3M Co.	1,079,565	1,086,410

	Trading Companies & Distributors (2.94%)
28,000	Fastenal Co.	1,041,997	1,343,720

Total Industrials		4,545,183	5,317,490

Information Technology (18.16%)
	Application Software (1.56%)
15,000	Citrix Systems, Inc.[1]	612,342	712,050

	Communications Equipment (3.36%)
26,000	QUALCOMM, Inc.	1,222,067	1,091,740
6,000	Research in Motion, Ltd.[1,2]	374,944	443,700

		1,597,011	1,535,440

	Computer Hardware (3.13%)
6,100	Apple, Inc.[1]	249,192	1,433,073

	Internet Software & Services (4.47%)
36,000	AOL, Inc.[1]	929,066	910,080
2,000	Google, Inc., Cl A1	338,230	1,134,020

		1,267,296	2,044,100

	IT Consulting & Other Services (2.76%)
13,000	Equinix, Inc.[1,3]	961,680	1,265,420

	Systems Software (2.88%)
45,000	Microsoft Corp.	1,005,182	1,317,150

Total Information Technology		5,692,703	8,307,233

Materials (3.30%)
	Fertilizers & Agricultural Chemicals (2.34%)
15,000	Monsanto Co.	1,130,109	1,071,300

	Specialty Chemicals (0.96%)
10,000	Ecolab, Inc.	433,743	439,500

Total Materials		1,563,852	1,510,800

22	See Notes to Financial Statements.

March 31, 2010	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

MARCH 31, 2010

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (6.18%)
	Wireless Telecommunication Services (6.18%)
35,000	American Tower Corp., Cl A1	$621,982	$1,491,350
32,000	NII Holdings, Inc.[1]	978,524	1,333,120

Total Telecommunication Services		1,600,506	2,824,470

Total Common Stocks		36,706,532	44,874,534

Principal Amount
Short Term Investments (2.49%)
$1,140,769	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2010, 0.00% due 04/01/2010; Proceeds at maturity - $1,140,769; (Fully collateralized by U.S. Treasury Note, 3.25% due 03/31/2017; Market value - $1,198,975)	1,140,769	1,140,769

Total Investments (100.60%)		$37,847,301	46,015,303

Liabilities Less Cash and Other Assets (-0.60%)			(273,067)

Net Assets			$45,742,236

Retail Shares (Equivalent to $9.55 per share based on 3,660,742 shares outstanding)			$34,949,507

Institutional Shares (Equivalent to $9.57 per share based on 1,128,221 shares outstanding)			$10,792,729

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Financial Statements.	23

Baron Funds	March 31, 2010

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

MARCH 31, 2010

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron i Opportunity Fund	Baron Fifth Avenue Growth Fund
Assets:
Investments in securities, at cost
Unaffiliated investments	$2,039,614,047	$3,476,533,361	$2,160,992,911	$149,700,667	$37,847,301
“Affiliated” investments	800,006	332,482,611	321,015,570	—	—
Investments in securities, at value
Unaffiliated investments	$2,906,811,870	$5,102,768,350	$2,988,200,506	$204,581,317	$46,015,303
“Affiliated” investments	—	752,036,000	267,707,203	—	—
Receivable for securities sold	14,862,653	1,573,999	10,004,364	—	—
Receivable for shares sold	1,672,930	10,266,321	5,032,211	79,812	1,149
Dividends and interest receivable	1,320,750	2,221,930	1,746,570	88,735	32,451
Prepaid expenses	48,490	97,429	52,674	3,269	652

	2,924,716,693	5,868,964,029	3,272,743,528	204,753,133	46,049,555

Liabilities:
Payable for securities purchased	10,351,624	14,378,504	9,402,359	1,857,590	238,264
Payable for shares redeemed	6,959,762	6,295,231	4,588,456	304,485	6,628
Distribution fees payable (Note 4)	637	79	827	463	422
Investment advisory fees payable (Note 4)	170	615	664	251	117
Accrued expenses and other payables	271,001	286,143	249,476	39,716	61,888

	17,583,194	20,960,572	14,241,782	2,202,505	307,319

Net Assets	$2,907,133,499	$5,848,003,457	$3,258,501,746	$202,550,628	$45,742,236

Net Assets consist of:
Paid-in capital	$1,990,461,320	$4,625,518,410	$2,744,998,939	$202,637,668	$44,232,735
Accumulated net investment income (loss)	(8,146,308)	(21,492,114)	902,493	(803,981)	109,080
Accumulated net realized gain (loss) on investments and foreign currency transactions	58,420,670	(801,811,217)	(261,298,914)	(54,164,304)	(6,767,581)
Net unrealized appreciation of investments and foreign currency transactions	866,397,817	2,045,788,378	773,899,228	54,881,245	8,168,002

Net Assets	$2,907,133,499	$5,848,003,457	$3,258,501,746	$202,550,628	$45,742,236

Retail Shares:
Net Assets	$2,696,828,199	$5,269,108,790	$3,051,627,521	$187,749,388	$34,949,507

Shares Outstanding ($0.01 par value; indefinite shares authorized)	54,941,872	119,658,497	150,314,172	15,572,085	3,660,742

Net Asset Value Per Share	$49.09	$44.03	$20.30	$12.06	$9.55

Institutional Shares:
Net Assets	$210,305,300	$578,894,667	$206,874,225	$14,801,240	$10,792,729

Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,276,180	13,120,009	10,170,333	1,224,873	1,128,221

Net Asset Value Per Share	$49.18	$44.12	$20.34	$12.08	$9.57

24	See Notes to Financial Statements.

March 31, 2010	Baron Funds

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED MARCH 31, 2010

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron i Opportunity Fund	Baron Fifth Avenue Growth Fund
Investment income:
Income:
Interest	$3,778	$3,179,419	$10,340	$650	$47
Dividends — unaffiliated investments	10,066,919	8,385,082	19,591,485	459,124	256,497
Dividends — “affiliated” investments	—	2,525,000	768,000	—	—
Foreign taxes withheld on dividends	(51,421)	(122,006)	(59,400)	(2,799)	—

Total income	10,019,276	13,967,495	20,310,425	456,975	256,544

Expenses:
Investment advisory fees (Note 4)	13,831,241	27,330,988	14,896,012	877,430	217,462
Distribution fees — Retail Shares (Note 4)	3,264,210	6,300,002	3,548,024	203,452	41,747
Shareholder servicing agent fees and expenses — Retail Shares	403,100	610,200	286,960	69,595	17,885
Shareholder servicing agent fees and expenses — Institutional Shares	11,300	23,150	11,940	5,018	4,660
Reports to shareholders	415,500	759,700	411,600	34,550	7,910
Custodian fees	60,650	137,630	73,920	16,545	12,124
Registration and filing fees	46,415	81,240	45,595	17,110	14,758
Professional fees	37,110	42,940	33,575	17,180	19,368
Trustee fees and expenses	33,270	69,020	35,524	2,394	1,376
Insurance expense	30,400	56,552	31,139	1,574	614
Administration fees	14,385	14,504	13,937	13,548	13,448
Line of credit fees	16,595	32,430	18,323	1,075	478
Miscellaneous expenses	1,408	1,240	1,383	1,485	1,514

Total operating expenses	18,165,584	35,459,596	19,407,932	1,260,956	353,344
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—	(47,780)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—	(13,736)

Net expenses	18,165,584	35,459,596	19,407,932	1,260,956	291,828

Net investment income (loss)	(8,146,308)	(21,492,101)	902,493	(803,981)	(35,284)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — unaffiliated investments	166,968,592	116,448,249	33,583,996	1,505,355	1,427,557
Net realized gain on investments sold — “affiliated” investments	7,323,534	42,000,000	610,799	—	—
Net realized gain (loss) on foreign currency transactions	(48)	(1,559,255)	(233)	(403)	—
Net change in unrealized appreciation of:
Investments	163,801,366	538,982,137	335,414,926	21,541,395	3,224,980
Foreign currency transactions	—	—	161	595	—

Net gain on investments	338,093,444	695,871,131	369,609,649	23,046,942	4,652,537

Net increase in net assets resulting from operations	$329,947,136	$674,379,030	$370,512,142	$22,242,961	$4,617,253

See Notes to Financial Statements.	25

Baron Funds	March 31, 2010

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(8,146,308)	$(12,450,114)	$(21,492,101)	$(23,897,639)	$902,493	$(19,205,044)
Net realized gain (loss)	174,292,078	(116,226,621)	156,888,994	(749,563,878)	34,194,562	(298,353,154)
Net change in unrealized appreciation (depreciation)	163,801,366	(249,681,917)	538,982,137	379,850,895	335,415,087	191,963,047

Increase (decrease) in net assets resulting from operations	329,947,136	(378,358,652)	674,379,030	(393,610,622)	370,512,142	(125,595,151)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	—	(159,976,493)	—	(5,233,210)	—	(151,470)

Decrease in net assets from distributions to shareholders	—	(159,976,493)	—	(5,233,210)	—	(151,470)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	125,820,000	384,968,070	412,500,560	1,074,615,478	363,509,455	591,968,768
Proceeds from the sale of shares — Institutional Shares	49,760,507	56,912,251	17,017,162	39,914,086	44,947,540	6,056,990
Exchanges-in — Retail Shares	360,238	17,760,318	1,219,490	39,138,545	361,958	69,663,454
Exchanges-in — Institutional Shares	66,838,378	22,568,302	307,281,359	184,673,530	73,277,172	78,611,289
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	155,786,419	—	5,042,688	—	147,814
Cost of shares redeemed — Retail Shares	(306,640,922)	(645,461,104)	(602,288,936)	(1,095,812,166)	(309,611,252)	(601,682,496)
Cost of shares redeemed — Institutional Shares	(8,751,405)	(781,702)	(37,834,413)	(2,424,956)	(19,271,865)	(1,003,649)
Exchanges-out — Retail Shares	(85,083,125)	(30,368,981)	(197,463,411)	(188,098,850)	(74,007,204)	(80,810,186)
Exchanges-out — Institutional Shares	(8,676)	—	(31,900)	—	(20,531)	—

Increase (decrease) in net assets derived from capital share transactions	(157,705,005)	(38,616,427)	(99,600,089)	57,048,355	79,185,273	62,951,984
Redemption fees	—	—	—	—	—	—

Increase (decrease) in net assets	172,242,131	(576,951,572)	574,778,941	(341,795,477)	449,697,415	(62,794,637)

Net Assets:
Beginning of period	2,734,891,368	3,311,842,940	5,273,224,516	5,615,019,993	2,808,804,331	2,871,598,968

End of period	$2,907,133,499	$2,734,891,368	$5,848,003,457	$5,273,224,516	$3,258,501,746	$2,808,804,331

Accumulated net investment income (loss) at end of period	$(8,146,308)	$—	$(21,492,114)	$(13)	$902,493	$—

Capital share transactions — Retail Shares
Shares sold	2,746,264	10,611,429	10,047,508	33,539,665	19,151,421	40,627,067
Exchanges-in	7,797	471,857	29,879	1,173,128	18,933	4,172,125
Shares issued in reinvestment of distributions	—	4,510,598	—	152,439	—	9,738
Shares redeemed	(6,737,581)	(17,268,596)	(14,707,411)	(35,087,955)	(16,379,577)	(42,166,069)
Exchanges-out	(1,882,042)	(1,063,406)	(4,799,290)	(5,374,331)	(3,879,002)	(4,787,212)

Net decrease	(5,865,562)	(2,738,118)	(9,429,314)	(5,597,054)	(1,088,225)	(2,144,351)

Capital share transactions — Institutional Shares
Shares sold	1,095,920	1,321,082	410,297	1,046,155	2,384,817	363,464
Exchanges-in	1,487,008	581,079	7,506,690	5,134,709	3,836,791	4,666,911
Shares redeemed	(190,886)	(17,829)	(912,406)	(64,715)	(1,023,070)	(57,464)
Exchanges-out	(194)	—	(721)	—	(1,116)	—

Net increase	2,391,848	1,884,332	7,003,860	6,116,149	5,197,422	4,972,911

26	See Notes to Financial Statements.

March 31, 2010	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (Continued)

	Baron iOpportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(803,981)	$(1,142,631)	$(35,284)	$162,255
Net realized gain (loss)	1,504,952	(24,998,160)	1,427,557	(7,753,857)
Net change in unrealized appreciation (depreciation)	21,541,990	31,846,800	3,224,980	1,291,851

Increase (decrease) in net assets resulting from operations	22,242,961	5,706,009	4,617,253	(6,299,751)

Distributions to shareholders from:
Net investment income	—	—	—	(51,146)
Net realized gain on investments	—	—	—	(4,091,158)

Decrease in net assets from distributions to shareholders	—	—	—	(4,142,304)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	37,222,964	13,622,709	1,931,198	2,307,884
Proceeds from the sale of shares — Institutional Shares	1,796,401	2,607,452	95,175	32,349
Exchanges-in — Retail Shares	2,168,511	6,884,725	383,211	1,550,634
Exchanges-in — Institutional Shares	1,552,687	6,888,947	96,574	8,517,710
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	4,044,741
Cost of shares redeemed — Retail Shares	(13,387,185)	(29,241,560)	(3,401,725)	(8,804,624)
Cost of shares redeemed — Institutional Shares	(1,084,579)	(1,748)	(23,001)	(16,304)
Exchanges-out — Retail Shares	(1,600,433)	(7,257,555)	(278,750)	(13,111,717)
Exchanges-out — Institutional Shares	—	—	—	—

Increase (decrease) in net assets derived from capital share transactions	26,668,366	(6,497,030)	(1,197,318)	(5,479,327)
Redemption fees	16,915	26,680	—	—

Increase (decrease) in net assets	48,928,242	(764,341)	3,419,935	(15,921,382)

Net Assets:
Beginning of period	153,622,386	154,386,727	42,322,301	58,243,683

End of period	$202,550,628	$153,622,386	$45,742,236	$42,322,301

Accumulated net investment income (loss) at end of period	$(803,981)	$—	$109,080	$144,364

Capital share transactions — Retail Shares
Shares sold	3,266,583	1,632,710	213,720	286,205
Exchanges-in	191,966	758,075	43,384	250,972
Shares issued in reinvestment of distributions	—	—	—	576,230
Shares redeemed	(1,184,337)	(3,744,642)	(377,705)	(1,562,645)
Exchanges-out	(145,959)	(793,371)	(30,951)	(1,347,636)

Net increase (decrease)	2,128,253	(2,147,228)	(151,552)	(1,796,874)

Capital share transactions — Institutional Shares
Shares sold	151,607	276,772	10,842	3,920
Exchanges-in	141,463	752,017	11,090	1,107,181
Shares redeemed	(96,822)	(164)	(2,557)	(2,255)
Exchanges-out	—	—	—	—

Net increase	196,248	1,028,625	19,375	1,108,846

See Notes to Financial Statements.	27

Baron Funds	March 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects. Prior to February 15, 2007, the Fund’s objective was to invest in small- and medium-sized growth companies.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron iOpportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of large-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. Subsequent events have been disclosed through May 24, 2010, the issuance date of the financial statements.

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments will be valued on the basis of prices obtained from a pricing service approved by the Board or the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

March 31, 2010	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

b) Foreign Currency Translations. Values of investments denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

d) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

For the six months ended March 31, 2010, the Funds did not engage in any securities lending transactions.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

g) Restricted Securities. The Funds may invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

h) Distributions. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, partnership basis adjustments and wash sale losses deferred.

i) Use of Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

j) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Baron Funds	March 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

k) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

l) Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

m) Short-term Trading Fee. Prior to February 19, 2010, Baron iOpportunity Fund imposed a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee was retained by Baron iOpportunity Fund for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges and to offset the portfolio transaction costs and facilitate portfolio management. The fee was accounted for as an addition to paid-in capital.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2010 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$279,037,709	$401,198,732
Baron Growth Fund	516,612,579	355,046,404
Baron Small Cap Fund	451,529,791	375,616,749
Baron iOpportunity Fund	69,455,926	40,665,813
Baron Fifth Avenue Growth Fund	13,488,015	14,220,578

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. BAMCO, Inc. (the “Adviser”), a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund equal to 1% per annum of the average daily net assets of the respective Funds. Baron Fifth Avenue Growth Fund pays the Adviser 1% per annum for average daily net assets under $1 billion, 0.95% per annum for average daily net assets greater than $1 billion but less than $2 billion, 0.90% per annum for average daily net assets over $2 billion but less than $3 billion, 0.85% per annum for average daily net assets over $3 billion but less than $4 billion, and 0.80% per annum for average daily net assets greater than $4 billion. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the net operating expense ratio (excluding portfolio transaction costs, interest and extraordinary expenses) to 1.50% and 1.40% of average daily net assets of the Retail Shares, and 1.25% and 1.15% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Retail Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee payable monthly equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds in that capacity.

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (the “Custodian”) to perform accounting and certain administrative services. The Custodian is compensated for fund accounting based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT

The Funds participate in a committed line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the higher of the Federal Funds Rate or the Overnight Libor Rate plus a margin of 1.00%. A commitment fee of 0.12% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the six months ended March 31, 2010, there were no loans outstanding under the line of credit.

March 31, 2010	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

6. RESTRICTED SECURITIES

At March 31, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Apollo International, Inc. S-A Conv. Pfd.	07/21/99-10/03/02	$0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	20,800,000
Windy City Investments Holdings LLC	11/13/07	19,600,012

Total Restricted Securities: (Cost $84,760,716) (1.39% of Net Assets)		$40,400,012

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$29,600,000
Windy City Investments Holdings LLC	11/13/07	6,597,500

Total Restricted Securities: (Cost $81,748,686) (0.62% of Net Assets)		$36,197,500

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Chesapeake Lodging Trust	01/21/10	$17,207,527
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	14,000,000
Warrants
Casual Male Retail Group, Inc.
Warrants, Exp 07/02/2010	07/03/03	0

Total Restricted Securities: (Cost $52,004,005) (0.96% of Net Assets)		$31,207,527

	Baron iOpportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp.
Warrants, Exp 12/23/2010	12/22/04	$0

Total Restricted Securities: (Cost $0) (0.00% of Net Assets)		$0

Baron Funds	March 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,808,808,028	$—	$—	$2,808,808,028
Private Equity Investments†	—	—	40,400,012	40,400,012
Short Term Investments	—	57,603,830	—	57,603,830

Total Investments	$2,808,808,028	$57,603,830	$40,400,012	$2,906,811,870

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks:
Consumer Discretionary	$1,566,101,794	$—	$—	$1,566,101,794
Consumer Staples	403,627,115	—	—	403,627,115
Energy	631,247,406	—	—	631,247,406
Financials	642,697,676	24,750,000	—	667,447,676
Health Care	980,295,320	—	—	980,295,320
Industrials	615,016,419	—	—	615,016,419
Information Technology	594,461,397	—	—	594,461,397
Telecommunication Services	63,664,091	—	—	63,664,091
Utilities	123,750,000	—	—	123,750,000

Total Common Stocks	5,620,861,218	24,750,000	—	5,645,611,218
Private Equity Investments†	—	—	36,197,500	36,197,500
Warrants	—	533,618	—	533,618
Convertible Bonds	—	4,110,250	—	4,110,250
Corporate Bonds	—	24,805,860	—	24,805,860
Short Term Investments	—	143,545,904	—	143,545,904

Total Investments	$5,620,861,218	$197,745,632	$36,197,500	$5,854,804,350

†	See Schedule of Investments for additional detailed categorizations.

March 31, 2010	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks:
Consumer Discretionary	$726,056,819	$—	$—	$726,056,819
Consumer Staples	20,300,000	—	—	20,300,000
Energy	207,160,549	—	—	207,160,549
Financials	261,346,258	41,957,527	—	303,303,785
Health Care	526,544,642	—	—	526,544,642
Industrials	663,376,330	—	—	663,376,330
Information Technology	362,311,397	—	—	362,311,397
Materials	80,202,144	—	—	80,202,144
Telecommunication Services	156,716,000	—	—	156,716,000
Utilities	12,375,000	—	—	12,375,000

Total Common Stocks	3,016,389,139	41,957,527	—	3,058,346,666
Private Equity Investments	—	—	14,000,000	14,000,000
Warrants†	—	533,618	—	533,618
Short Term Investments	—	183,027,425	—	183,027,425

Total Investments	$3,016,389,139	$225,518,570	$14,000,000	$3,255,907,709

	Baron iOpportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$196,205,850	$—	$—	$196,205,850
Warrants	—	0	—	0
Short Term Investments	—	8,375,467	—	8,375,467

Total Investments	$196,205,850	$8,375,467	$—	$204,581,317

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$44,874,534	$—	$—	$44,874,534
Short Term Investments	—	1,140,769	—	1,140,769

Total Investments	$44,874,534	$1,140,769	$—	$46,015,303

†	See Schedule of Investments for additional detailed categorizations.

Baron Funds	March 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2010
Private Equity Investments
Consumer Discretionary	$20,800,000	$—	$—	$—	$—	$—	$20,800,000	$—
Financials	11,200,007	—	—	8,400,005	—	—	19,600,012	8,400,005

Total	$32,000,007	$—	$—	$8,400,005	$—	$—	$40,400,012	$8,400,005

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2010
Private Equity Investments
Consumer Discretionary	$29,600,000	$—	$—	$—	$—	$—	$29,600,000	$—
Financials	3,770,000	—	—	2,827,500	—	—	6,597,500	2,827,500

Total	$33,370,000	$—	$—	$2,827,500	$—	$—	$36,197,500	$2,827,500

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of March 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2010
Private Equity Investments
Consumer Discretionary	$14,000,000	$—	$—	$—	$—	$—	$14,000,000	$—

March 31, 2010	Baron Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, foreign currency gains and losses and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron i Opportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$2,040,414,053	$3,809,015,972	$2,482,008,481	$149,700,667	$37,847,301

Gross tax unrealized appreciation	983,037,388	2,134,851,942	938,162,308	57,854,158	8,486,651
Gross tax unrealized depreciation	(116,639,571)	(89,063,564)	(164,263,080)	(2,972,913)	(318,649)

Net tax unrealized appreciation	866,397,817	2,045,788,378	773,899,228	54,881,245	8,168,002
Accumulated net investment income (loss)	(8,146,308)	(21,492,114)	902,493	(803,981)	109,080
Accumulated net realized gain (loss)	58,420,670	(801,811,217)	(261,298,914)	(54,164,304)	(6,767,581)
Paid-in capital	1,990,461,320	4,625,518,410	2,744,998,939	202,637,668	44,232,735

Net Assets	$2,907,133,499	$5,848,003,457	$3,258,501,746	$202,550,628	$45,742,236

As of September 30, 2009, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron i Opportunity Fund	Baron Fifth Avenue Growth Fund
September 30, 2010	$—	$—	$—	$8,539,441	$—
September 30, 2011	—	—	—	21,811,904	—
September 30, 2017	36,507,458	343,959,998	64,973,001	11,961,799	924,163

	$36,507,458	$343,959,998	$64,973,001	$42,313,144	$924,163

The tax character of distributions paid during the six months ended March 31, 2010 and the fiscal year ended September 30, 2009 was as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$—	$—	$159,976,493
Baron Growth Fund	—	—	—	5,233,210
Baron Small Cap Fund	—	—	—	151,470
Baron iOpportunity Fund	—	—	—	—
Baron Fifth Avenue Growth Fund	—	—	51,146	4,091,158

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of the FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” (formerly, FASB Interpretation No. 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Baron Funds	March 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

9. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON ASSET FUND

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2010	Value March 31, 2010	Dividend Income October 1, 2009 to March 31, 2010
Apollo International, Inc. S-A Conv. Pfd.	105,264	—	—	105,264	$—	$—
Vail Resorts, Inc.[2]	2,236,741	—	436,741	1,800,000	—	—

Total investments in “affiliates” (0.00% of Net Assets)					$—	$—

BARON GROWTH FUND

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2010	Value March 31, 2010	Dividend Income October 1, 2009 to March 31, 2010
AMERIGROUP Corp.	2,625,000	—	—	2,625,000	$87,255,000	$—
Blue Nile, Inc.	800,000	—	—	800,000	44,016,000	—
Choice Hotels Intl., Inc.	3,000,000	—	—	3,000,000	104,430,000	1,110,000
DeVry, Inc.	3,650,000	—	—	3,650,000	237,980,000	365,000
Denbury Resources, Inc. (formerly Encore Acquisition Co.)[2,3]	2,800,000	—	2,800,000	—	—	—
Peet’s Coffee & Tea, Inc.	700,000	100,000	—	800,000	31,720,000	—
SEACOR Holdings, Inc.[2]	1,100,000	—	—	1,100,000	—	—
Strayer Education, Inc.	700,000	—	—	700,000	170,464,000	1,050,000
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	76,171,000	—

Total investments in “affiliates” (12.86% of Net Assets)					$752,036,000	$2,525,000

BARON SMALL CAP FUND

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on March 31, 2010	Value March 31, 2010	Dividend Income October 1, 2009 to March 31, 2010
AeroVironment, Inc.	1,000,000	150,000	1,150,000	—	$—	$—
Chesapeake Lodging Trust	—	901,862	—	901,862	17,207,527	—
GeoResources, Inc.	—	1,100,000	—	1,100,000	16,797,000	—
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	9,730,800	—
Huron Consulting Group, Inc.	1,250,000	—	—	1,250,000	25,375,000	—
Iconix Brand Group, Inc.	3,750,000	150,000	—	3,900,000	59,904,000	—
Mistras Group, Inc.	—	1,695,433	—	1,695,433	16,937,376	—
National CineMedia, Inc.	2,400,000	—	—	2,400,000	41,424,000	768,000
Orion Marine Group, Inc.	1,100,000	300,000	—	1,400,000	25,270,000	—
Rubicon Technology, Inc.[2]	1,915,995	—	915,995	1,000,000	—	—
Stanley, Inc.	1,350,000	—	—	1,350,000	38,191,500	—
Vitacost.com, Inc.	800,000	600,000	—	1,400,000	16,870,000	—

Total investments in “affiliates” (8.22% of Net Assets)					$267,707,203	$768,000

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2010.
[2]	As of March 31, 2010, no longer an affiliate.
[3]	Decrease due to merger.

10. SUBSEQUENT EVENT

Effective May 20, 2010, Baron iOpportunity Fund was renamed Baron Opportunity Fund.

Also effective May 20, 2010, Baron Fifth Avenue Growth Fund reduced the management fee it pays to the Adviser. The reduced management fee is as follows: 0.90% per annum for average daily net assets under $1 billion, 0.85% per annum for average daily net assets greater than $1 billion but less than $2 billion and 0.80% per annum for average daily net assets greater than $2 billion. The Adviser has agreed to limit the net operating expense ratio (excluding portfolio transaction costs, interest and extraordinary expenses) to 1.30% and 1.05% for the Retail Shares and Institutional Shares, respectively.

March 31, 2010	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2010	Year Ended September 30,									Six Months Ended March 31, 2010	Year Ended September 30, 2009[3]
		2009	2008	2007	2006	2005	2004	2003	2002	2001

Net asset value, beginning of period	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$40.22	$63.35	$43.65	$37.38

Income from investment operations:
Net investment loss	(0.14)[1]	(0.20)[1]	(0.29)[1]	(0.10)[1]	(0.27)	(0.46)	(0.43)	(0.46)	(0.55)	(0.65)	(0.08)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	5.61	(5.68)	(12.08)	11.27	6.64	12.08	8.27	6.04	0.05	(17.87)	5.61	6.32

Total from investment operations	5.47	(5.88)	(12.37)	11.17	6.37	11.62	7.84	5.58	(0.50)	(18.52)	5.53	6.27

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(4.61)	0.00	0.00

Total distributions	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(4.61)	0.00	0.00

Net asset value, end of period	$49.09	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$40.22	$49.18	$43.65

Total return	12.54%[4]	(9.88)%	(19.14)%	19.56%	11.54%	25.21%	19.58%	16.11%	(2.54)%	(31.16)%	12.67%[4]	16.77%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,696.8	$2,652.6	$3,311.8	$4,468.0	$3,365.6	$2,687.4	$2,002.4	$1,957.2	$2,055.2	$2,692.3	$210.3	$82.3

Ratio of total expenses to average net assets	1.33%[5]	1.36%[2]	1.33%[2]	1.34%[2]	1.33%	1.34%	1.34%	1.34%	1.35%	1.37%	1.07%[5]	1.16%[5]
Less: Ratio of interest expense to average net assets	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.02)%	(0.01)%	0.00%[5]	0.00%

Ratio of operating expenses to average net assets	1.33%[5]	1.36%	1.33%	1.34%	1.33%	1.34%	1.34%	1.34%	1.33%	1.36%	1.07%[5]	1.16%[5]

Ratio of net investment loss to average net assets	(0.60)%[5]	(0.54)%	(0.49)%	(0.17)%	(0.49)%	(0.91)%	(0.90)%	(1.14)%	(1.16)%	(1.14)%	(0.33)%[5]	(0.39)%[5]

Portfolio turnover rate	10.42%[4]	14.67%	16.02%	13.39%	21.87%	11.47%	19.57%	27.95%	6.01%	4.33%	10.42%[4]	14.67%[4]

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	37

Baron Funds	March 31, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2010	Year Ended September 30,									Six Months Ended March 31, 2010	Year Ended September 30, 2009[3]
		2009	2008	2007	2006	2005	2004	2003	2002	2001

Net asset value, beginning of period	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$27.18	$32.26	$39.03	$33.71

Income from investment operations:
Net investment loss	(0.16)[1]	(0.18)[1]	(0.28)[1]	(0.25)[1]	(0.29)	(0.29)	(0.30)	(0.25)	(0.23)	(0.22)	(0.11)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	5.19	(2.47)	(10.07)	10.11	3.61	7.33	6.57	5.94	1.65	(1.67)	5.20	5.36

Total from investment operations	5.03	(2.65)	(10.35)	9.86	3.32	7.04	6.27	5.69	1.42	(1.89)	5.09	5.32

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	(3.19)	0.00	0.00

Total distributions	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	(3.19)	0.00	0.00

Net asset value, end of period	$44.03	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$27.18	$44.12	$39.03

Total return	12.92%[4]	(6.34)%	(19.78)%	21.41%	7.36%	18.09%	19.20%	21.11%	5.02%	(6.06)%	13.07%[4]	15.78%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$5,269.1	$5,034.5	$5,615.0	$7,075.9	$5,315.8	$5,005.1	$3,135.6	$2,185.4	$1,030.3	$512.3	$578.9	$238.7

Ratio of operating expenses to average net assets	1.32%[5]	1.35%[2]	1.32%[2]	1.31%[2]	1.31%	1.31%	1.33%	1.36%	1.35%	1.36%	1.06%[5]	1.13%[5]

Ratio of net investment loss to average net assets	(0.81)%[5]	(0.56)%	(0.59)%	(0.49)%	(0.61)%	(0.73)%	(0.89)%	(1.11)%	(1.02)%	(0.79)%	(0.55)%[5]	(0.29)%[5]

Portfolio turnover rate	6.87%[4]	26.65%	25.97%	21.37%	21.27%	15.50%	27.15%	32.63%	18.31%	34.94%	6.87%[4]	26.65%[4]

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

38	See Notes to Financial Statements.

March 31, 2010	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2010	Year Ended September 30,									Six Months Ended March 31, 2010	Year Ended September 30, 2009[4]
		2009	2008	2007	2006	2005	2004	2003	2002	2001

Net asset value, beginning of period	$17.96	$18.70	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$12.69	$16.05	$17.97	$15.52

Income from investment operations:
Net investment gain (loss)	0.01 [1]	(0.13)[1]	(0.09)[1]	(0.02)[1]	(0.18)	(0.10)	(0.15)	(0.11)	(0.14)	(0.11)	0.02 [1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	2.33	(0.61)	(5.01)	4.96	1.43	4.55	2.07	4.02	1.18	(2.87)	2.35	2.49

Total from investment operations	2.34	(0.74)	(5.10)	4.94	1.25	4.45	1.92	3.91	1.04	(2.98)	2.37	2.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.00)[2]	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	(0.38)	0.00	0.00

Total distributions	0.00	(0.00)	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	(0.38)	0.00	0.00

Net asset value, end of period	$20.30	$17.96	$18.70	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$12.69	$20.34	$17.97

Total return	13.03%[5]	(3.95)%	(21.44)%	22.54%	5.52%	23.56%	11.12%	29.20%	8.20%	(18.83)%	13.19%[5]	15.79%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,051.6	$2,719.4	$2,871.6	$3,522.4	$2,921.7	$2,828.6	$1,782.1	$1,210.5	$719.1	$585.9	$206.9	$89.4

Ratio of operating expenses to average net assets	1.31%[6]	1.34%[3]	1.32%[3]	1.31%[3]	1.33%	1.33%	1.33%	1.36%	1.36%	1.35%	1.07%[6]	1.16%[6]

Ratio of net investment gain (loss) to average net assets	0.05%[6]	(0.86)%	(0.42)%	(0.09)%	(0.73)%	(0.48)%	(0.88)%	(0.87)%	(0.97)%	(0.68)%	0.21%[6]	(0.75)%[6]

Portfolio turnover rate	13.51%[5]	35.83%	41.52%	36.51%	39.99%	24.68%	32.92%	30.29%	55.07%	55.77%	13.51%[5]	35.83%[5]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Benefit of expense reduction rounds to less than 0.01%.
[4]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.
[5]	Not Annualized.
[6]	Annualized.

See Notes to Financial Statements.	39

Baron Funds	March 31, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON i OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES										INSTITUTIONAL SHARES
	Six Months Ended March 31, 2010	Year Ended September 30,									Six Months Ended March 31, 2010	Year Ended September 30, 2009[7]
		2009	2008	2007	2006	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.61	$9.90	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$4.09	$8.76	$10.62	$8.88

Income from investment operations:
Net investment loss	(0.05)[1]	(0.08)[1]	(0.09)[1]	(0.07)[1]	(0.03)	(0.09)	(0.10)	(0.05)	(0.06)	(0.05)	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.50	0.79	(3.02)	3.03	0.92	1.66	1.18	2.89	(0.40)	(4.59)	1.50	1.76

Total from investment operations	1.45	0.71	(3.11)	2.96	0.89	1.57	1.08	2.84	(0.46)	(4.64)	1.46	1.74

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00

Redemption fees added to capital paid in	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Net asset value, end of period	$12.06	$10.61	$9.90	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$4.09	$12.08	$10.62

Total return	13.67%[4]	7.17%	(23.90)%	29.45%[3]	9.72%	20.84%[3]	16.98%[3]	78.51%[3]	(11.25)%[3]	(53.14)%[3]	13.84%[4]	19.59%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$187.8	$142.7	$154.4	$198.0	$145.4	$145.7	$133.9	$109.3	$57.5	$73.7	$14.8	$10.9

Ratio of operating expenses to average net assets	1.46%[6]	1.50%	1.42%	1.43%	1.45%	1.52%	1.56%	1.67%	1.65%	1.55%	1.20%[6]	1.37%[6]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%[6]	0.00%[5]	0.00%[5]	(0.01)%	0.00%	(0.02)%	(0.06)%	(0.17)%	(0.15)%	(0.05)%	0.00%[6]	(0.12)%[6]

Ratio of net expenses to average net assets	1.46%[6]	1.50%	1.42%	1.42%	1.45%	1.50%	1.50%	1.50%	1.50%	1.50%	1.20%[6]	1.25%[6]

Ratio of net investment loss to average net assets	(0.93)%[6]	(1.00)%	(0.79)%	(0.61)%	(0.26)%	(1.01)%	(1.25)%	(1.18)%	(1.20)%	(0.75)%	(0.69)%[6]	(0.74)%[6]

Portfolio turnover rate	24.80%[4]	68.09%	61.44%	46.20%	67.25%	83.64%	86.35%	89.72%	96.41%	123.30%	24.80%[4]	68.09%[4]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[4]	Not Annualized.
[5]	Benefit of expense reduction rounds to less than 0.01%.
[6]	Annualized.
[7]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.

40	See Notes to Financial Statements.

March 31, 2010	Baron Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES							INSTITUTIONAL SHARES
	Six Months Ended March 31, 2010	Year Ended September 30,						Six Months Ended March 31, 2010	Year Ended September 30, 2009[8]
		2009	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89	$10.00	$8.61	$7.54

Income from investment operations:
Net investment income (loss)	(0.01)[2]	0.03 [2]	0.00 [2,3]	(0.01)[2]	(0.02)	(0.05)	(0.02)	0.00 [2,3]	0.02 [2]
Net realized and unrealized gain (loss) on investments	0.96	(1.03)	(2.62)	1.91	0.68	1.72	(0.09)	0.96	1.05

Total from investment operations	0.95	(1.00)	(2.62)	1.90	0.66	1.67	(0.11)	0.96	1.07

Less distributions to shareholders from:
Net investment income	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.77)	(1.12)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	(0.78)	(1.12)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$9.55	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89	$9.57	$8.61

Total return	11.05%[4,5]	(7.75)%[4]	(19.96)%[4]	15.55%	5.71%	16.89%[4]	(1.10)%[4,5]	11.15%[4,5]	14.19%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$34.9	$32.8	$58.2	$110.2	$123.3	$96.5	$49.3	$10.8	$9.5

Ratio of operating expenses to average net assets	1.69%[7]	1.69%	1.47%	1.36%	1.39%	1.49%	1.67%[7]	1.42%[7]	1.61%[7]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.29)%[7]	(0.29)%	(0.07)%	0.00%[6]	0.00%	(0.09)%	(0.27)%[7]	(0.27)%[7]	(0.46)%[7]

Ratio of net expenses to average net assets	1.40%[7]	1.40%	1.40%	1.36%	1.39%	1.40%	1.40%[7]	1.15%[7]	1.15%[7]

Ratio of net investment income (loss) to average net assets	(0.22)%[7]	0.40%	(0.01)%	(0.08)%	(0.16)%	(0.58)%	(0.79)%[7]	0.03%[7]	0.58%[7]

Portfolio turnover rate	31.87%[5]	39.61%	39.59%	28.75%	105.77%	46.71%	7.58%[5]	31.87%[5]	39.61%[5]

[1]	For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[5]	Not Annualized.
[6]	Benefit of expense reduction rounds to less than 0.01%.
[7]	Annualized.
[8]	For the period May 29, 2009 (Commencement of Operations) to September 30, 2009.

See Notes to Financial Statements.	41

Baron Funds	March 31, 2010

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20101

	Actual Total Return	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio	Expenses Paid During the Period[2]

Baron Asset Fund — Retail Shares	12.54%	$1,000.00	$1,125.40	1.33%	$7.05
Baron Asset Fund — Institutional Shares	12.67%	$1,000.00	$1,126.70	1.07%	$5.67
Baron Growth Fund — Retail Shares	12.92%	$1,000.00	$1,129.20	1.32%	$7.01
Baron Growth Fund — Institutional Shares	13.07%	$1,000.00	$1,130.70	1.06%	$5.63
Baron Small Cap Fund — Retail Shares	13.03%	$1,000.00	$1,130.30	1.31%	$6.96
Baron Small Cap Fund — Institutional Shares	13.19%	$1,000.00	$1,131.90	1.07%	$5.69
Baron iOpportunity Fund — Retail Shares	13.67%	$1,000.00	$1,136.70	1.46%	$7.78
Baron iOpportunity Fund — Institutional Shares	13.84%	$1,000.00	$1,138.40	1.20%	$6.40
Baron Fifth Avenue Growth Fund — Retail Shares	11.05%	$1,000.00	$1,110.50	1.40%	$7.37
Baron Fifth Avenue Growth Fund — Institutional Shares	11.15%	$1,000.00	$1,111.50	1.15%	$6.05

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2010

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio	Expenses Paid During the Period[2]

Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.30	1.33%	$6.69
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.60	1.07%	$5.39
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.35	1.32%	$6.64
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65	1.06%	$5.34
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40	1.31%	$6.59
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.60	1.07%	$5.39
Baron iOpportunity Fund — Retail Shares	5.00%	$1,000.00	$1,017.65	1.46%	$7.34
Baron iOpportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,018.95	1.20%	$6.04
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,017.95	1.40%	$7.04
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.20	1.15%	$5.79

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.

[2]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MAR10

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 24, 2010

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 24, 2010